American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets ex-China Equity ETF (AVXC)
November 30, 2025

Avantis Emerging Markets ex-China Equity ETF - Schedule of Investments
NOVEMBER 30, 2025 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.0%
Brazil — 7.7%
Allos SA	22,600	119,904
Alpargatas SA, Preference Shares	8,900	19,124
Alupar Investimento SA	108	683
Ambev SA, ADR(1)	59,896	152,136
Anima Holding SA	500	356
Armac Locacao Logistica E Servicos SA	100	90
Auren Energia SA	17,000	39,205
Automob Participacoes SA(2)	412	973
Axia Energia, ADR	43,634	512,700
Axia Energia, Class B Preference Shares	4,700	59,205
Azzas 2154 SA	5,240	28,095
B3 SA - Brasil Bolsa Balcao	67,700	191,006
Banco ABC Brasil SA, Preference Shares	6,700	30,627
Banco BMG SA, Preference Shares	200	165
Banco Bradesco SA	50,600	159,350
Banco Bradesco SA, ADR	190,307	704,136
Banco BTG Pactual SA	29,000	292,616
Banco do Brasil SA	55,200	232,988
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	15,400	42,295
Banco Pan SA, Preference Shares	8,100	17,299
Banco Santander Brasil SA, ADR(1)	10,565	68,039
BB Seguridade Participacoes SA	28,700	183,292
Bemobi Mobile Tech SA	4,000	20,038
BR Advisory Partners Participacoes SA	3,800	14,658
BrasilAgro - Co. Brasileira de Propriedades Agricolas	2,900	10,763
Braskem SA, Class A, ADR(1)(2)	5,357	15,482
Brava Energia(2)	1	1
Brava Energia(2)	31,085	78,617
C&A Modas SA	7,600	25,401
Caixa Seguridade Participacoes SA	8,500	25,638
Camil Alimentos SA	1,700	1,850
Cia Brasileira de Aluminio(2)	18,400	19,442
Cia Brasileira de Distribuicao(2)	18,900	13,986
Cia de Ferro Ligas da Bahia FERBASA, Preference Shares	7,300	9,600
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	12,267	323,481
Cia de Saneamento de Minas Gerais Copasa MG	14,800	113,457
Cia De Sanena Do Parana	4,100	28,028
Cia De Sanena Do Parana, Preference Shares	60,100	81,404
Cia Energetica de Minas Gerais, ADR	110,983	235,284
Cia Siderurgica Nacional SA, ADR(2)	32,465	51,295
Construtora Tenda SA	300	1,555
Cosan SA(2)	26,787	30,712
CPFL Energia SA	4,900	44,669
Cury Construtora e Incorporadora SA	13,800	99,715
CVC Brasil Operadora e Agencia de Viagens SA(2)	37,900	12,780
Cyrela Brazil Realty SA Empreendimentos e Participacoes	17,400	116,699
Dexco SA	25,700	25,518
EcoRodovias Infraestrutura e Logistica SA	39,400	80,603
Embraer SA, ADR	5,735	359,699

Empreendimentos Pague Menos SA	19,600	21,664
Energisa SA	18,150	168,414
Eneva SA(2)	10,100	37,616
Engie Brasil Energia SA	11,900	68,932
Equatorial Energia SA	6,489	48,517
Even Construtora e Incorporadora SA	11,300	17,423
Ez Tec Empreendimentos e Participacoes SA	8,300	31,239
Fras-Le SA	5,900	27,721
Gerdau SA, ADR	88,944	320,198
GPS Participacoes e Empreendimentos SA	100	372
Grendene SA	17,800	16,473
Grupo Mateus SA	9,900	9,515
Grupo Multi SA(2)	3,800	954
Grupo SBF SA	10,400	28,758
Hapvida Participacoes e Investimentos SA(2)	1,380	3,751
Hidrovias do Brasil SA(2)	15,564	11,430
Hypera SA	6,700	33,765
Iguatemi SA	17,300	86,049
Inter & Co., Inc., Class A	20,499	186,336
Iochpe Maxion SA	11,500	21,997
Irani Papel e Embalagem SA	8,500	13,886
IRB-Brasil Resseguros SA(2)	7,600	71,474
Isa Energia Brasil SA, Preference Shares	17,900	93,795
Itau Unibanco Holding SA, ADR	103,198	804,944
Jalles Machado SA(2)	2,500	1,382
JBS NV, BDR(2)	16,459	241,403
JBS NV, Class A(2)	8,857	130,109
JHSF Participacoes SA	43,200	61,670
JSL SA	1,200	1,490
Kepler Weber SA	7,400	13,503
Klabin SA	40,220	133,443
Lavvi Empreendimentos Imobiliarios SA	7,100	21,442
Localiza Rent a Car SA	18,600	158,059
LOG Commercial Properties e Participacoes SA	3,400	16,121
Lojas Quero-Quero SA	400	166
Lojas Renner SA	62,640	186,235
M Dias Branco SA	3,100	14,850
Magazine Luiza SA	29,300	56,373
Mahle Metal Leve SA	4,700	29,065
Marcopolo SA	18,100	20,142
Marcopolo SA, Preference Shares	50,500	60,643
MBRF Global Foods Co. SA	15,900	57,906
MBRF Global Foods Co. SA, ADR	21,032	76,767
Metalurgica Gerdau SA, Preference Shares	51,200	106,182
Mills Locacao Servicos e Logistica SA	7,500	18,842
Minerva SA(2)	12,100	14,054
Motiva Infraestrutura de Mobilidade SA	58,600	177,188
Moura Dubeux Engenharia SA	8,400	46,423
Movida Participacoes SA	23,600	52,303
MRV Engenharia e Participacoes SA(2)	29,600	51,627
Multiplan Empreendimentos Imobiliarios SA	4,200	23,810
Natura Cosmeticos SA(2)	2,300	3,555
NU Holdings Ltd., Class A(2)	15,534	270,136
Oceanpact Servicos Maritimos SA(2)	8,500	12,054
Odontoprev SA	19,200	41,509

Orizon Valorizacao de Residuos SA(2)	200	2,395
Pagseguro Digital Ltd., Class A	11,372	119,179
Patria Investments Ltd., Class A	2,491	37,539
PBG SA(2)	300	185
Pet Center Comercio e Participacoes SA(2)	17,400	14,310
Petroleo Brasileiro SA - Petrobras, ADR	55,476	695,669
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	64,932	772,041
Petroreconcavo SA	10,000	19,989
Plano & Plano Desenvolvimento Imobiliario SA	5,100	15,555
Positivo Tecnologia SA	12,400	9,966
PRIO SA(2)	47,600	335,920
Raia Drogasil SA	40,300	179,989
Raizen SA, Preference Shares(2)	28,600	4,501
Randoncorp SA, Preference Shares	4,800	5,926
Rede D'Or Sao Luiz SA	9,500	84,289
Romi SA	300	465
Rumo SA	13,400	42,400
Sao Martinho SA	10,800	28,387
Ser Educacional SA	5,500	9,861
Simpar SA	17,300	20,937
SLC Agricola SA	11,900	36,851
Smartfit Escola de Ginastica e Danca SA	16,300	80,617
StoneCo Ltd., A Shares(2)	6,860	115,591
Suzano SA, ADR(1)	35,322	316,132
SYN prop e tech SA	300	292
Taurus Armas SA, Preference Shares	220	190
Tegma Gestao Logistica SA	2,000	14,939
Telefonica Brasil SA, ADR	12,558	166,017
TIM SA, ADR	5,601	131,511
TOTVS SA	2,000	16,141
Transmissora Alianca de Energia Eletrica SA	10,400	85,513
Tres Tentos Agroindustrial SA	6,000	17,310
Tupy SA	3,300	7,740
Ultrapar Participacoes SA, ADR	76,271	313,474
Unipar Carbocloro SA, Class B Preference Shares	1,100	12,595
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(2)	36,400	37,028
Vale SA, ADR	125,140	1,578,015
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	3,600	15,856
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	48,000	34,890
Vibra Energia SA	80,975	378,037
Vivara Participacoes SA	2,800	18,260
Vulcabras SA	700	2,707
WEG SA	26,200	215,574
Wilson Sons SA	15,300	53,658
XP, Inc., Class A	25,417	500,969
YDUQS Participacoes SA	11,500	29,386
		15,497,130
Chile — 0.9%
Aguas Andinas SA, A Shares	38,300	15,181
Banco de Chile	850,473	161,265
Banco de Credito e Inversiones SA	3,217	184,207
Banco Santander Chile, ADR	6,123	183,262
CAP SA(2)	3,926	27,354
Cencosud SA	19,589	61,520
Cia Cervecerias Unidas SA, ADR	5,280	70,647

Cia Sud Americana de Vapores SA	827,726	43,162
Colbun SA	353,615	54,533
Embotelladora Andina SA, Class B Preference Shares	14,766	66,975
Empresa Nacional de Telecomunicaciones SA	17,558	88,813
Empresas CMPC SA	31,417	44,002
Empresas Copec SA	17,805	126,713
Enel Americas SA	336,505	32,625
Enel Chile SA	638,817	49,554
Engie Energia Chile SA	44,610	64,691
Falabella SA	18,585	120,583
Parque Arauco SA	19,863	63,860
Ripley Corp. SA	100,219	48,670
SMU SA	63,959	10,327
Sociedad Quimica y Minera de Chile SA, ADR(2)	4,795	308,415
Vina Concha y Toro SA	27,790	30,985
		1,857,344
Colombia — 0.3%
Cementos Argos SA	22,262	64,010
Ecopetrol SA, ADR(1)	10,018	98,377
Grupo Argos SA	3,651	17,204
Grupo Cibest SA	3,217	54,814
Grupo Cibest SA, ADR	2,096	132,174
Grupo de Inversiones Suramericana SA	6,952	102,092
Interconexion Electrica SA ESP	11,617	77,939
Mineros SA	13,670	54,590
		601,200
Czech Republic — 0.3%
CEZ AS	5,359	327,941
Komercni Banka AS	1,653	92,563
Moneta Money Bank AS	15,588	141,937
		562,441
Egypt — 0.1%
Commercial International Bank - Egypt (CIB), GDR	128,256	282,761
Greece — 1.1%
Aegean Airlines SA	4,738	78,904
Aktor SA Holding Co. Technical & Energy Projects(2)	3,006	32,334
Alpha Bank SA	146,977	600,068
Athens International Airport SA	3,070	36,170
Eurobank Ergasias Services & Holdings SA, Class A	24,129	95,570
GEK TERNA SA	2,640	76,137
Hellenic Telecommunications Organization SA	1,522	30,250
HELLENiQ ENERGY Holdings SA	4,924	47,246
Holding Co. ADMIE IPTO SA	4,269	13,954
Intracom Holdings SA	41	157
Jumbo SA	800	25,403
LAMDA Development SA(2)	326	2,649
Motor Oil Hellas Corinth Refineries SA	5,426	178,919
National Bank of Greece SA	19,896	311,766
OPAP SA	1,630	33,314
Optima bank SA	8,961	80,062
Piraeus Financial Holdings SA(2)	47,852	392,818
Public Power Corp. SA	3,135	63,373
Titan SA	1,361	71,841
		2,170,935

Hungary — 0.5%
Magyar Telekom Telecommunications PLC	22,992	123,058
MOL Hungarian Oil & Gas PLC	22,195	196,618
OTP Bank Nyrt	6,451	671,499
Richter Gedeon Nyrt	2,520	74,632
		1,065,807
India — 22.2%
360 ONE WAM Ltd.	1,250	16,577
3M India Ltd.	130	50,723
5Paisa Capital Ltd.(2)	1,497	5,621
63 Moons Technologies Ltd.	1,258	12,840
Aadhar Housing Finance Ltd.(2)	5,243	28,254
Aarti Drugs Ltd.	5,789	27,575
Aarti Industries Ltd.	12,703	54,436
Aarti Pharmalabs Ltd.	1,893	14,903
Aavas Financiers Ltd.(2)	1,528	26,497
ABB India Ltd.	449	26,026
Acme Solar Holdings Ltd.	12,742	32,928
Action Construction Equipment Ltd.	1,816	20,219
Adani Enterprises Ltd.	2,705	69,106
Adani Green Energy Ltd.(2)	385	4,529
Adani Ports & Special Economic Zone Ltd.	17,404	296,099
Adani Power Ltd.(2)	95,265	157,501
Aditya Birla Fashion & Retail Ltd.(2)	141	124
Aditya Birla Lifestyle Brands Ltd.(2)	28,411	41,538
Aditya Birla Real Estate Ltd.	193	3,836
Aditya Birla Sun Life Asset Management Co. Ltd.	4,489	37,049
Advanced Enzyme Technologies Ltd.	77	269
Advent Hotels International Pvt Ltd.(2)	500	1,316
Aegis Logistics Ltd.	1,782	15,245
Afcons Infrastructure Ltd.	1,838	8,336
Affle 3i Ltd.(2)	14	261
Agarwal Industrial Corp. Ltd.	53	457
AGI Greenpac Ltd.	813	6,981
AGI Infra Ltd.	8,345	25,336
AIA Engineering Ltd.	1,418	61,297
Ajanta Pharma Ltd.	947	27,162
Ajmera Realty & Infra India Ltd.	24	275
Alembic Ltd.	633	711
Alembic Pharmaceuticals Ltd.	285	2,893
Alivus Life Sciences Ltd.	2,650	26,678
Alkem Laboratories Ltd.	409	26,017
Alkyl Amines Chemicals	768	14,468
Allcargo Global Ltd.(2)	1,161	279
Allcargo Logistics Ltd.(2)	1,161	169
Allied Digital Services Ltd.	468	841
Alok Industries Ltd.(2)	3,019	574
Amara Raja Energy & Mobility Ltd.	4,256	45,414
Amber Enterprises India Ltd.(2)	760	61,197
Ambuja Cements Ltd.	7,537	46,473
Anand Rathi Wealth Ltd.	1,552	50,176
Anant Raj Ltd.	3,053	19,755
Andhra Sugars Ltd.	428	370
Angel One Ltd.	1,742	52,812
Antelopus Selan Energy Ltd.(2)	79	349

Antony Waste Handling Cell Ltd.(2)	2,238	11,542
Anup Engineering Ltd.	371	9,388
Anupam Rasayan India Ltd.	1,079	14,761
Apar Industries Ltd.	1,235	126,949
APL Apollo Tubes Ltd.	1,853	35,695
Apollo Hospitals Enterprise Ltd.	1,751	143,896
Apollo Tyres Ltd.	17,297	99,596
Aptus Value Housing Finance India Ltd.	4,289	13,437
Archean Chemical Industries Ltd.	6,809	39,076
Arman Financial Services Ltd.(2)	725	13,310
Arvind Fashions Ltd.	9,993	56,515
Arvind Ltd.	10,411	41,236
Asahi India Glass Ltd.	3,943	45,124
Ashok Leyland Ltd.	52,804	93,660
Ashoka Buildcon Ltd.(2)	5,891	11,765
Asian Paints Ltd.	8,896	286,616
Aster DM Healthcare Ltd.	18,617	138,827
Astral Ltd.	475	7,667
AstraZeneca Pharma India Ltd.	5	505
Atul Ltd.	286	18,807
AU Small Finance Bank Ltd.	11,377	121,784
AurionPro Solutions Ltd.	489	6,025
Aurobindo Pharma Ltd.	2,588	35,579
Avantel Ltd.	6,403	11,193
Avanti Feeds Ltd.	3,254	29,641
Avenue Supermarts Ltd.(2)	1,011	45,283
Awfis Space Solutions Ltd.(2)	1,774	10,648
Axis Bank Ltd., GDR	11,582	837,705
Bajaj Auto Ltd.	1,253	127,393
Bajaj Consumer Care Ltd.(2)	686	2,054
Bajaj Finance Ltd.	67,629	787,323
Bajaj Finserv Ltd.	2,980	69,978
Bajaj Healthcare Ltd.	3,342	16,224
Bajaj Hindusthan Sugar Ltd.(2)	71,892	16,578
Bajel Projects Ltd.(2)	153	305
Balaji Amines Ltd.	286	3,692
Balkrishna Industries Ltd.	2,746	71,081
Balmer Lawrie & Co. Ltd.	4,521	9,388
Balrampur Chini Mills Ltd.	1,995	10,011
Banco Products India Ltd.	4,373	33,349
Bandhan Bank Ltd.	38,568	65,019
Bank of Baroda	29,571	96,098
Bank of Maharashtra	6,906	4,534
BASF India Ltd.	198	9,211
Bata India Ltd.	2,201	24,633
Bayer CropScience Ltd.	1,002	52,261
BEML Ltd.	556	11,405
Berger Paints India Ltd.	192	1,214
BF Utilities Ltd.(2)	38	270
Bhansali Engineering Polymers Ltd.	5,478	5,648
Bharat Bijlee Ltd.	638	20,685
Bharat Dynamics Ltd.	1,297	22,004
Bharat Electronics Ltd.	68,083	314,724
Bharat Forge Ltd.	5,706	91,814
Bharat Heavy Electricals Ltd.	14,883	48,560

Bharat Petroleum Corp. Ltd.	76,310	307,358
Bharat Rasayan Ltd.	16	1,865
Bikaji Foods International Ltd.	990	7,954
Biocon Ltd.	469	2,093
Birla Corp. Ltd.	3,262	40,941
Birlasoft Ltd.	3,811	16,254
Black Box Ltd.	1,772	10,615
Bliss Gvs Pharma Ltd.	6,689	12,448
BLS International Services Ltd.	2,543	9,416
Blue Dart Express Ltd.	303	19,406
Blue Star Ltd.	666	13,189
Bluspring Enterprises Ltd.(2)	1,651	1,331
Bodal Chemicals Ltd.(2)	292	177
Bombay Burmah Trading Co.	661	13,589
Bombay Dyeing & Manufacturing Co. Ltd.	4,216	6,818
Bosch Ltd.	48	19,409
Brigade Enterprises Ltd.	540	5,418
Brightcom Group Ltd.(2)	3,622	527
Britannia Industries Ltd.	2,222	145,320
BSE Ltd.	8,435	274,946
Camlin Fine Sciences Ltd.(2)	4,998	9,249
Campus Activewear Ltd.	4,309	13,327
Can Fin Homes Ltd.	7,289	72,383
Canara Bank	71,585	121,707
Capacit'e Infraprojects Ltd.(2)	3,014	9,368
Caplin Point Laboratories Ltd.	83	1,780
Carborundum Universal Ltd.	938	9,018
Cartrade Tech Ltd.(2)	98	3,392
Castrol India Ltd.	28,534	61,499
CE Info Systems Ltd.	57	1,069
Ceat Ltd.	1,885	81,154
Cemindia Projects Ltd.	6,550	61,685
Central Depository Services India Ltd.	3,800	68,955
Centum Electronics Ltd.	416	11,041
Century Enka Ltd.	133	702
Century Plyboards India Ltd.	99	889
Cera Sanitaryware Ltd.	10	621
CESC Ltd.	14,012	26,790
CG Power & Industrial Solutions Ltd.	6,291	47,431
Chalet Hotels Ltd.	2,841	28,193
Chambal Fertilisers & Chemicals Ltd.	11,216	55,371
Chemplast Sanmar Ltd.(2)	2,439	7,766
Chennai Petroleum Corp. Ltd.	7,097	72,848
Choice International Ltd.(2)	129	1,166
Cholamandalam Financial Holdings Ltd.	2,248	46,509
Cholamandalam Investment & Finance Co. Ltd.	14,406	280,665
CIE Automotive India Ltd.	422	1,947
Cigniti Technologies Ltd.(2)	1,465	30,510
Cipla Ltd.	5,980	102,531
City Union Bank Ltd.	23,422	71,154
Clean Science & Technology Ltd.	1,336	13,686
CMS Info Systems Ltd.	19,638	78,076
Coal India Ltd.	68,929	290,607
Cochin Shipyard Ltd.	1,846	34,515
Coffee Day Enterprises Ltd.(2)	377	153

Coforge Ltd.	3,110	66,683
Cohance Lifesciences Ltd.(2)	1,726	10,891
Colgate-Palmolive India Ltd.	3,954	96,007
Computer Age Management Services Ltd.	1,700	73,877
Confidence Petroleum India Ltd.	139	59
Container Corp. of India Ltd.	5,328	30,531
Coromandel International Ltd.	4,800	128,173
Cosmo First Ltd.	1,427	11,625
Craftsman Automation Ltd.	604	47,505
CreditAccess Grameen Ltd.(2)	4,855	72,762
CRISIL Ltd.	262	12,987
Crompton Greaves Consumer Electricals Ltd.	5,656	16,835
CSB Bank Ltd.(2)	4,432	20,451
Cummins India Ltd.	1,588	79,724
Cupid Ltd.(2)	923	3,404
Cyient DLM Ltd.(2)	61	293
Cyient Ltd.	1,066	13,447
Dabur India Ltd.	8,491	49,178
DB Corp. Ltd.	457	1,326
DCB Bank Ltd.	7,723	15,910
DCM Shriram Ltd.	855	11,643
DCW Ltd.	9,442	6,522
Deepak Fertilisers & Petrochemicals Corp. Ltd.	1,828	28,049
Deepak Nitrite Ltd.	795	13,888
Delhivery Ltd.(2)	1,115	5,325
Delta Corp. Ltd.	93	71
Devyani International Ltd.(2)	10,993	16,725
Dhanlaxmi Bank Ltd.(2)	701	211
Dhanuka Agritech Ltd.	1,274	17,652
Digitide Solutions Ltd.(2)	1,651	2,625
Dilip Buildcon Ltd.	2,358	12,612
Dish TV India Ltd.(2)	1,436	70
Dishman Carbogen Amcis Ltd.(2)	192	515
Divi's Laboratories Ltd.	625	45,308
Dixon Technologies India Ltd.	454	74,418
DLF Ltd.	7,708	62,564
D-Link India Ltd.	3,009	14,818
Dodla Dairy Ltd.	2,557	36,700
Dolat Algotech Ltd.(2)	889	690
Dollar Industries Ltd.	130	503
Doms Industries Ltd.	119	3,350
Dr. Lal PathLabs Ltd.	844	28,836
Dr. Reddy's Laboratories Ltd., ADR	12,043	169,204
Dreamfolks Services Ltd.(2)	25	34
Dredging Corp. of India Ltd.(2)	74	711
eClerx Services Ltd.	1,325	67,514
Edelweiss Financial Services Ltd.	20,771	25,693
Eicher Motors Ltd.	1,171	92,528
EID Parry India Ltd.(2)	7,083	81,807
EIH Ltd.	8,807	36,975
Elecon Engineering Co. Ltd.	6,969	39,482
Electrosteel Castings Ltd.	5,906	4,908
Elgi Equipments Ltd.	1,854	10,622
Emami Ltd.	9,774	58,105
Embassy Developments Ltd.(2)	19,254	16,684

Endurance Technologies Ltd.	2,916	86,524
Engineers India Ltd.	736	1,626
Entertainment Network India Ltd.	75	103
Epack Durable Ltd.(2)	2,649	8,055
Epigral Ltd.	583	9,873
EPL Ltd.	9,652	22,076
Equitas Small Finance Bank Ltd.(2)	35,748	25,688
Escorts Kubota Ltd.	338	14,460
Eternal Ltd.(2)	31,867	107,377
Eveready Industries India Ltd.	1,869	7,017
Everest Kanto Cylinder Ltd.	362	489
Exide Industries Ltd.	9,197	38,649
FDC Ltd.(2)	250	1,158
Fedbank Financial Services Ltd.(2)	7,469	12,275
Federal Bank Ltd.	67,187	194,300
Federal-Mogul Goetze India Ltd.(2)	2,820	15,445
FIEM Industries Ltd.	1,616	41,059
Filatex India Ltd.	26,067	15,666
Fine Organic Industries Ltd.	804	39,809
Fineotex Chemical Ltd.	3,540	999
Finolex Cables Ltd.	5,441	45,604
Finolex Industries Ltd.	11,179	22,409
Firstsource Solutions Ltd.	1,238	4,798
Five-Star Business Finance Ltd.	9,595	63,620
Force Motors Ltd.	427	85,256
Fortis Healthcare Ltd.	14,332	147,634
G R Infraprojects Ltd.	894	10,785
Gabriel India Ltd.	2,690	31,039
GAIL India Ltd.	54,559	107,822
Galaxy Surfactants Ltd.	351	7,963
Ganesh Benzoplast Ltd.(2)	69	66
Ganesh Housing Ltd.	90	847
Ganesha Ecosphere Ltd.	67	689
Garware Hi-Tech Films Ltd.	344	15,217
Garware Technical Fibres Ltd.	495	3,898
Gateway Distriparks Ltd.	20,840	13,740
GE Vernova T&D India Ltd.	1,806	58,200
Gensol Engineering Ltd.(2)	53	18
Geojit Financial Services Ltd.	1,385	1,147
GHCL Ltd.	2,431	15,676
GIC Housing Finance Ltd.	281	539
Gillette India Ltd.	230	22,358
Gland Pharma Ltd.	650	12,809
GlaxoSmithKline Pharmaceuticals Ltd.	2,119	61,016
Glenmark Pharmaceuticals Ltd.	9,747	212,455
Global Health Ltd.	1,638	22,875
Globus Spirits Ltd.	1,956	23,331
GMM Pfaudler Ltd.	3,619	45,510
GMR Airports Ltd.(2)	26,072	31,684
GMR Power & Urban Infra Ltd.(2)	9,026	12,114
Go Fashion India Ltd.(2)	798	4,641
Godawari Power & Ispat Ltd.	15,104	39,899
Godrej Agrovet Ltd.	3,808	25,373
Godrej Consumer Products Ltd.	3,199	41,053
Godrej Industries Ltd.(2)	192	2,261

Godrej Properties Ltd.(2)	464	11,003
Gokaldas Exports Ltd.(2)	1,944	20,291
Gokul Agro Resources Ltd.(2)	7,728	18,045
Goldiam International Ltd.	2,276	10,205
Goodluck India Ltd.	864	11,352
Granules India Ltd.	1,668	10,395
Graphite India Ltd.	4,036	25,112
Grasim Industries Ltd.	3,564	109,390
Gravita India Ltd.	66	1,350
Great Eastern Shipping Co. Ltd.	8,879	110,131
Greaves Cotton Ltd.	8,786	19,912
Greenpanel Industries Ltd.	191	534
Greenply Industries Ltd.	2,855	9,027
Grindwell Norton Ltd.	552	9,607
GTL Infrastructure Ltd.(2)	36,359	546
Gujarat Alkalies & Chemicals Ltd.	70	416
Gujarat Ambuja Exports Ltd.	10,634	13,174
Gujarat Fluorochemicals Ltd.	267	10,249
Gujarat Gas Ltd.	896	3,979
Gujarat Industries Power Co. Ltd.	9,574	17,511
Gujarat Mineral Development Corp. Ltd.	5,131	31,027
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	4,757	26,558
Gujarat Pipavav Port Ltd.	5,645	11,298
Gujarat State Fertilizers & Chemicals Ltd.	14,172	29,337
Gujarat State Petronet Ltd.	19,825	63,815
Gulf Oil Lubricants India Ltd.	1,527	20,233
Happiest Minds Technologies Ltd.	52	291
Harsha Engineers Ltd.	132	577
Hathway Cable & Datacom Ltd.(2)	83,307	12,221
Havells India Ltd.	4,222	68,120
HBL Engineering Ltd.	4,794	47,620
HCL Technologies Ltd.	20,717	377,497
HDFC Asset Management Co. Ltd.	7,286	218,122
HDFC Bank Ltd.	176,767	1,997,477
HDFC Life Insurance Co. Ltd.	7,912	67,808
HealthCare Global Enterprises Ltd.(2)	3,592	29,325
HEG Ltd.	4,157	24,564
HeidelbergCement India Ltd.	3,966	8,159
Hercules Investments Ltd.(2)	27	51
Heritage Foods Ltd.	5,262	28,500
Hero MotoCorp Ltd.	6,727	465,468
Hexaware Technologies Ltd.	5,051	42,828
HFCL Ltd.	2,306	1,816
HG Infra Engineering Ltd.	840	8,163
Hikal Ltd.	366	914
Himatsingka Seide Ltd.	75	106
Hindalco Industries Ltd.	48,104	436,684
Hindustan Aeronautics Ltd.	6,408	326,303
Hindustan Construction Co. Ltd.(2)	3,336	898
Hindustan Oil Exploration Co. Ltd.(2)	1,213	1,967
Hindustan Petroleum Corp. Ltd.	66,312	340,118
Hindustan Unilever Ltd.	10,375	286,520
Hitachi Energy India Ltd.	156	38,598
Hi-Tech Gears Ltd.	18	142
HI-Tech Pipes Ltd.	1,077	1,218

HLV Ltd.(2)	511	55
Home First Finance Co. India Ltd.	634	7,892
Housing & Urban Development Corp. Ltd.	1,288	3,458
HPL Electric & Power Ltd.	114	531
Hubtown Ltd.(2)	3,710	13,002
Hyundai Motor India Ltd.	3,176	82,753
Ice Make Refrigeration Ltd.	1,083	8,588
ICICI Bank Ltd.	57,221	891,065
ICICI Bank Ltd., ADR	53,553	1,672,460
ICICI Lombard General Insurance Co. Ltd.	2,712	59,899
ICICI Prudential Life Insurance Co. Ltd.	2,906	20,173
IDFC First Bank Ltd.	98,928	88,850
IFCI Ltd.(2)	3,416	1,955
IIFL Capital Services Ltd.	8,871	32,000
IIFL Finance Ltd.(2)	21,516	139,698
Indef Manufacturing Ltd.	27	101
India Cements Ltd.(2)	3,088	13,589
India Glycols Ltd.	2,384	29,162
India Shelter Finance Corp. Ltd.	972	9,590
IndiaMart InterMesh Ltd.	1,937	50,141
Indian Energy Exchange Ltd.	19,996	31,244
Indian Hotels Co. Ltd.	7,943	66,291
Indian Hume Pipe Co. Ltd.	113	502
Indian Metals & Ferro Alloys Ltd.	175	2,646
Indian Oil Corp. Ltd.	93,801	170,124
Indian Railway Catering & Tourism Corp. Ltd.	5,068	39,022
Indian Renewable Energy Development Agency Ltd.(2)	7,383	11,847
Indo Count Industries Ltd.	1,091	3,988
IndoStar Capital Finance Ltd.(2)	2,497	6,494
Indraprastha Gas Ltd.	19,940	44,621
Indraprastha Medical Corp. Ltd.	2,692	15,453
Indus Towers Ltd.(2)	77,852	350,255
IndusInd Bank Ltd.(2)	14,047	135,206
Infibeam Avenues Ltd.(2)	59,520	12,871
Infibeam Avenues Ltd.(2)	890	192
Info Edge India Ltd.	3,245	48,428
Infosys Ltd., ADR(1)	62,586	1,094,003
Ingersoll Rand India Ltd.	55	2,302
Inox Green Energy Services Ltd.(2)	515	1,263
INOX India Ltd.	1,384	18,179
Intellect Design Arena Ltd.	4,109	51,270
InterGlobe Aviation Ltd.	4,925	326,298
International Gemmological Institute India Ltd.	6,599	24,319
IOL Chemicals & Pharmaceuticals Ltd.	13,729	13,885
ION Exchange India Ltd.	185	728
Ipca Laboratories Ltd.	1,077	17,532
IRB Infrastructure Developers Ltd.	96,581	46,564
IRCON International Ltd.	5,738	10,391
ISGEC Heavy Engineering Ltd.	1,090	10,086
ITC Hotels Ltd.(2)	4,988	11,678
J Kumar Infraprojects Ltd.	1,701	11,175
Jagran Prakashan Ltd.	285	223
Jai Balaji Industries Ltd.(2)	4,000	3,085
Jai Corp. Ltd.	51	82
Jain Irrigation Systems Ltd.(2)	18,582	9,511

Jaiprakash Associates Ltd.(2)	1,112	39
Jaiprakash Power Ventures Ltd.(2)	347,816	73,287
Jammu & Kashmir Bank Ltd.	40,674	48,820
Jamna Auto Industries Ltd.	12,537	16,107
Jana Small Finance Bank Ltd.(2)	2,045	10,398
Jash Engineering Ltd.	1,250	6,574
JB Chemicals & Pharmaceuticals Ltd.	2,197	43,563
JBM Auto Ltd.	160	1,103
Jindal Saw Ltd.	11,510	21,007
Jindal Stainless Ltd.	18,457	159,684
Jindal Steel Ltd.	10,438	122,252
Jindal Worldwide Ltd.(2)	505	190
Jio Financial Services Ltd.	30,818	105,836
JK Cement Ltd.	2,251	145,342
JK Lakshmi Cement Ltd.	6,558	55,730
JK Paper Ltd.	3,241	13,362
JK Tyre & Industries Ltd.	9,879	49,515
JM Financial Ltd.	28,594	46,577
Johnson Controls-Hitachi Air Conditioning India Ltd.	428	7,736
JSW Energy Ltd.	8,610	47,185
JSW Steel Ltd.	6,788	88,360
JTEKT India Ltd.	84	148
Jubilant Foodworks Ltd.	6,571	44,310
Jubilant Ingrevia Ltd.	974	7,728
Jubilant Pharmova Ltd.	1,047	12,789
Jupiter Life Line Hospitals Ltd.	629	10,387
Just Dial Ltd.(2)	2,215	18,290
Jyothy Labs Ltd.	103	346
Jyoti Structures Ltd.(2)	8,272	1,053
Kajaria Ceramics Ltd.	4,174	49,952
Kalpataru Projects International Ltd.	4,652	62,626
Kalyan Jewellers India Ltd.	2,461	13,961
Kalyani Steels Ltd.	1,127	9,752
Kamdhenu Ltd.	2,150	628
Kansai Nerolac Paints Ltd.	6,707	17,744
Karnataka Bank Ltd.	10,486	24,933
Karur Vysya Bank Ltd.	33,145	92,093
Kaveri Seed Co. Ltd.	2,997	33,408
Kaynes Technology India Ltd.(2)	143	8,813
KCP Ltd.	3,844	7,897
KEC International Ltd.	9,035	69,367
KEI Industries Ltd.	745	34,623
Kfin Technologies Ltd.	1,178	13,982
Kiri Industries Ltd.(2)	1,975	13,020
Kirloskar Brothers Ltd.	1,121	21,269
Kirloskar Ferrous Industries Ltd.	219	1,213
Kirloskar Industries Ltd.	16	628
Kirloskar Oil Engines Ltd.	6,543	82,666
Kirloskar Pneumatic Co. Ltd.	171	2,086
Kitex Garments Ltd.	390	947
KNR Constructions Ltd.	8,667	15,555
Kopran Ltd.	121	183
Kotak Mahindra Bank Ltd.	20,134	479,516
KPIT Technologies Ltd.	3,661	50,205
KPR Mill Ltd.	1,272	15,450

KRBL Ltd.	2,729	12,493
Krishna Institute of Medical Sciences Ltd.(2)	5,763	44,220
KRN Heat Exchanger & Refrigeration Ltd.(2)	1,305	11,943
L&T Finance Ltd.	49,149	172,161
Larsen & Toubro Ltd.	17,955	818,563
Laurus Labs Ltd.	1,319	15,238
Laxmi Organic Industries Ltd.	2,953	6,025
Lemon Tree Hotels Ltd.(2)	1,469	2,608
LG Balakrishnan & Bros Ltd.	650	14,265
LIC Housing Finance Ltd.	17,482	107,656
Likhitha Infrastructure Ltd.(2)	178	386
Lincoln Pharmaceuticals Ltd.	32	184
Lloyds Metals & Energy Ltd.	2,222	30,388
LMW Ltd.	17	2,862
Lodha Developers Ltd.	3,020	38,915
LT Foods Ltd.	5,827	26,726
LTIMindtree Ltd.	849	58,118
Lumax Auto Technologies Ltd.	392	6,744
Lupin Ltd.	3,517	82,104
LUX Industries Ltd.	62	830
Mahanagar Gas Ltd.	5,112	68,792
Maharashtra Scooters Ltd.	157	25,881
Maharashtra Seamless Ltd.	3,236	21,341
Mahindra & Mahindra Financial Services Ltd.	23,579	98,261
Mahindra & Mahindra Ltd.	21,762	916,169
Mahindra Holidays & Resorts India Ltd.(2)	649	2,310
Mahindra Lifespace Developers Ltd.	338	1,590
Mahindra Logistics Ltd.	5,465	19,931
Maithan Alloys Ltd.	111	1,192
Man Industries India Ltd.(2)	2,203	11,528
Man Infraconstruction Ltd.	446	642
Manali Petrochemicals Ltd.	1,002	732
Manappuram Finance Ltd.	41,506	132,253
Mangalam Cement Ltd.	267	2,118
Mankind Pharma Ltd.	2,710	68,432
Marico Ltd.	8,615	69,169
Marksans Pharma Ltd.	3,171	6,693
Maruti Suzuki India Ltd.	3,957	705,336
MAS Financial Services Ltd.	121	419
Max Financial Services Ltd.(2)	8,199	156,345
Max Healthcare Institute Ltd.	5,115	66,648
Mayur Uniquoters Ltd.	128	715
Medi Assist Healthcare Services Ltd.(2)	248	1,319
Medplus Health Services Ltd.(2)	818	7,420
Meghmani Organics Ltd.(2)	9,008	6,897
Metropolis Healthcare Ltd.	125	2,703
Minda Corp. Ltd.	867	5,658
Mishra Dhatu Nigam Ltd.	107	395
MM Forgings Ltd.	264	968
MOIL Ltd.	545	2,071
Mold-Tek Packaging Ltd.	38	259
Morepen Laboratories Ltd.	818	398
Motherson Sumi Wiring India Ltd.	113,622	58,218
Motilal Oswal Financial Services Ltd.	5,490	59,048
Mphasis Ltd.	4,916	155,082

MPS Ltd.	354	8,570
MRF Ltd.	105	179,236
Mrs Bectors Food Specialities Ltd.	709	10,328
MSP Steel & Power Ltd.(2)	13,616	5,634
MSTC Ltd.	28	155
Multi Commodity Exchange of India Ltd.	224	25,324
Muthoot Finance Ltd.	4,306	180,577
Narayana Hrudayalaya Ltd.	3,124	68,088
Natco Pharma Ltd.	2,097	20,632
National Aluminium Co. Ltd.	33,394	97,400
National Fertilizers Ltd.	8,947	8,549
Nava Ltd.	13,243	77,488
Navin Fluorine International Ltd.	1,768	113,585
Navkar Corp. Ltd.(2)	247	277
NCC Ltd.	38,925	74,907
NDR Auto Components Ltd.	1,430	13,685
NELCO Ltd.	58	550
NESCO Ltd.	2,695	38,790
Nestle India Ltd.	11,204	158,116
Netweb Technologies India Ltd.	89	3,285
Network18 Media & Investments Ltd.(2)	64,405	32,563
Neuland Laboratories Ltd.	171	33,105
Newgen Software Technologies Ltd.	1,106	10,929
NHPC Ltd.	89,774	77,275
NIIT Learning Systems Ltd.	470	2,097
NIIT Ltd.	115	124
Nippon Life India Asset Management Ltd.	8,654	84,957
NLC India Ltd.	8,517	23,233
NMDC Ltd.	171,113	141,899
NMDC Steel Ltd.(2)	30,117	14,139
NOCIL Ltd.	431	826
Northern Arc Capital Ltd.(2)	6,710	20,280
NTPC Ltd.	130,826	479,037
Nuvama Wealth Management Ltd.	916	76,547
Nuvoco Vistas Corp. Ltd.(2)	2,585	10,333
Oberoi Realty Ltd.	2,705	49,945
Oil & Natural Gas Corp. Ltd.	108,623	296,352
Oil India Ltd.	26,862	124,475
One 97 Communications Ltd.(2)	3,313	49,062
Onesource Specialty Pharma Ltd.(2)	938	16,113
Oracle Financial Services Software Ltd.	1,009	91,897
Orient Cement Ltd.	1,398	2,601
Orient Electric Ltd.	5,128	11,176
Orient Green Power Co. Ltd.(2)	159,382	22,917
Orient Paper & Industries Ltd.(2)	1,390	359
Oriental Hotels Ltd.	148	192
Orissa Minerals Development Co. Ltd.(2)	2	110
Page Industries Ltd.	172	73,868
Pakka Ltd.(2)	62	81
Panama Petrochem Ltd.	491	1,625
Paradeep Phosphates Ltd.	36,872	65,662
Paradeep Phosphates Ltd.	8,684	15,397
Parag Milk Foods Ltd.	8,340	31,086
Paras Defence & Space Technologies Ltd.	20	161
Patel Engineering Ltd.(2)	4,081	1,664

PB Fintech Ltd.(2)	2,165	44,216
PC Jeweller Ltd.(2)	63,350	7,050
PCBL Chemical Ltd.	1,505	5,491
Pearl Global Industries Ltd.	625	11,911
Peninsula Land Ltd.(2)	950	315
Pennar Industries Ltd.(2)	6,374	16,467
Persistent Systems Ltd.	1,620	115,587
Petronet LNG Ltd.	40,824	124,304
Phoenix Mills Ltd.	2,041	39,733
PI Industries Ltd.	2,771	105,399
Pidilite Industries Ltd.	4,666	76,774
Piramal Finance Ltd.(2)	3,717	64,356
Piramal Pharma Ltd.	6,169	12,951
Pitti Engineering Ltd.	216	2,112
PIX Transmissions Ltd.	510	8,335
PNB Gilts Ltd.	380	357
PNB Housing Finance Ltd.	7,761	78,735
PNC Infratech Ltd.	8,590	23,836
Pokarna Ltd.	198	2,102
Poly Medicure Ltd.	73	1,586
Polycab India Ltd.	269	22,528
Polyplex Corp. Ltd.	1,270	11,852
Pondy Oxides & Chemicals Ltd.	2,573	37,184
Poonawalla Fincorp Ltd.(2)	5,678	30,578
Power Finance Corp. Ltd.	46,804	190,485
Power Grid Corp. of India Ltd.	127,847	386,947
Power Mech Projects Ltd.	668	17,830
Praj Industries Ltd.	179	635
Prakash Industries Ltd.	11,732	18,282
Prakash Pipes Ltd.	227	631
Premier Explosives Ltd.	1,540	9,154
Prestige Estates Projects Ltd.	777	14,606
Pricol Ltd.	4,554	31,807
Prince Pipes & Fittings Ltd.	1,131	3,499
Prism Johnson Ltd.(2)	7,246	11,083
Privi Speciality Chemicals Ltd.	418	14,778
Procter & Gamble Health Ltd.	506	32,400
Prudent Corporate Advisory Services Ltd.	849	23,528
PTC India Ltd.	29,879	52,870
Punjab National Bank	62,743	87,620
Puravankara Ltd.(2)	355	993
Quess Corp. Ltd.	4,183	10,073
Quick Heal Technologies Ltd.(2)	24	83
Rail Vikas Nigam Ltd.	8,756	31,849
Railtel Corp. of India Ltd.	10,554	40,150
Rain Industries Ltd.	9,677	11,814
Rainbow Children's Medicare Ltd.	1,376	20,861
Rajesh Exports Ltd.(2)	2,857	5,981
Rallis India Ltd.	4,348	12,857
Ramco Cements Ltd.	6,069	70,581
Ramco Systems Ltd.(2)	2,949	18,944
Ramkrishna Forgings Ltd.	2,593	15,989
Ramky Infrastructure Ltd.(2)	1,251	8,319
Rane Holdings Ltd.	402	6,359
Rashtriya Chemicals & Fertilizers Ltd.	851	1,351

Ratnamani Metals & Tubes Ltd.	301	7,984
RattanIndia Power Ltd.(2)	7,720	869
Raymond Lifestyle Ltd.(2)	120	1,506
Raymond Ltd.(2)	1,882	10,203
Raymond Realty Ltd.(2)	603	3,404
RBL Bank Ltd.	29,915	104,902
REC Ltd.	35,233	142,789
Redington Ltd.	25,940	81,889
Redtape Ltd.	760	1,118
Refex Industries Ltd.	415	1,612
Relaxo Footwears Ltd.	20	92
Reliance Industrial Infrastructure Ltd.	8	78
Reliance Industries Ltd., GDR	26,049	1,840,437
Reliance Infrastructure Ltd.(2)	9,141	17,671
Reliance Power Ltd.(2)	117,129	52,631
Religare Enterprises Ltd.(2)	4,570	12,706
Repco Home Finance Ltd.	2,112	9,894
Restaurant Brands Asia Ltd.(2)	39,221	27,379
Rico Auto Industries Ltd.	889	1,208
RITES Ltd.	1,208	3,215
Rolex Rings Ltd.(2)	4,030	4,607
Rossari Biotech Ltd.	888	5,974
Roto Pumps Ltd.	618	430
RPG Life Sciences Ltd.	380	9,702
RR Kabel Ltd.	1,042	16,407
Rupa & Co. Ltd.	148	291
Safari Industries India Ltd.	394	10,725
Sagility Ltd.	21,198	11,928
Salzer Electronics Ltd.	65	519
SAMHI Hotels Ltd.(2)	12,789	28,129
Sammaan Capital Ltd.(2)	21,812	37,615
Samvardhana Motherson International Ltd.	223,983	292,429
Sandhar Technologies Ltd.	290	1,822
Sandur Manganese & Iron Ores Ltd.	183	438
Sanghvi Movers Ltd.	2,881	10,762
Sanofi India Ltd.	352	17,276
Sansera Engineering Ltd.	3,570	70,044
Sapphire Foods India Ltd.(2)	7,082	19,750
Sarda Energy & Minerals Ltd.	5,248	28,792
Saregama India Ltd.	319	1,418
Savita Oil Technologies Ltd.	48	204
SBFC Finance Ltd.(2)	35,584	43,247
SBI Cards & Payment Services Ltd.	6,283	61,968
SBI Life Insurance Co. Ltd.	3,917	86,365
Schneider Electric Infrastructure Ltd.(2)	269	2,159
SEAMEC Ltd.(2)	592	6,373
Senores Pharmaceuticals Ltd.(2)	2,054	18,970
Servotech Renewable Power System Ltd.	4,895	5,000
SH Kelkar & Co. Ltd.	627	1,206
Shaily Engineering Plastics Ltd.	130	3,795
Shakti Pumps India Ltd.	234	1,787
Shankara Building Products Ltd.	14	18
Shankara Buildpro Ltd.	14	116
Sharda Cropchem Ltd.	1,194	11,567
Sharda Motor Industries Ltd.	1,872	19,619

Share India Securities Ltd.	3,969	7,582
Shilpa Medicare Ltd.	650	2,485
Shipping Corp. of India Ltd.	10,341	26,865
Shivalik Bimetal Controls Ltd.	27	132
Shree Cement Ltd.	337	99,661
Shree Digvijay Cement Co. Ltd.	1,097	1,108
Shriram Finance Ltd.	65,255	623,662
Shriram Pistons & Rings Ltd.	723	21,151
Shriram Properties Ltd.(2)	11,831	11,721
Shyam Metalics & Energy Ltd.	5,304	48,378
Siemens Energy India Ltd.(2)	244	8,630
Siemens Ltd.	1,598	59,080
Siyaram Silk Mills Ltd.	1,137	9,189
SJS Enterprises Ltd.	2,400	45,609
SJVN Ltd.	9,933	8,679
SKF India Industrial Ltd.(2)	1,538	44,921
SKF India Ltd.	1,538	33,080
Skipper Ltd.	493	2,605
SMC Global Securities Ltd.	1,774	1,229
SML Mahindra Ltd.	56	1,916
SMS Pharmaceuticals Ltd.	62	222
Snowman Logistics Ltd.(2)	348	168
Sobha Ltd.	2,247	38,707
Solar Industries India Ltd.	490	72,874
Solara Active Pharma Sciences Ltd.(2)	2,309	13,314
SOM Distilleries & Breweries Ltd.(2)	6,013	7,850
Somany Ceramics Ltd.	146	690
Sona Blw Precision Forgings Ltd.	5,226	30,075
Sonata Software Ltd.	379	1,520
South Indian Bank Ltd.	79,903	35,454
Southern Petrochemical Industries Corp. Ltd.	10,072	9,496
Spandana Sphoorty Financial Ltd.(2)	39	116
SRF Ltd.	1,798	59,018
Star Cement Ltd.	9,619	24,319
Star Health & Allied Insurance Co. Ltd.(2)	2,044	11,160
State Bank of India, GDR	3,984	437,935
Sterling & Wilson Renewable(2)	220	558
Sterlite Technologies Ltd.(2)	7,925	9,293
STL Networks Ltd.(2)	290	76
Stove Kraft Ltd.	101	693
Strides Pharma Science Ltd.	5,349	52,692
Stylam Industries Ltd.(2)	376	8,738
Subros Ltd.	150	1,441
Sudarshan Chemical Industries Ltd.	1,512	17,149
Sula Vineyards Ltd.	429	1,125
Sumitomo Chemical India Ltd.	449	2,347
Sun Pharmaceutical Industries Ltd.	8,596	176,331
Sun TV Network Ltd.	5,380	33,510
Sundaram Finance Ltd.	846	44,814
Sundram Fasteners Ltd.	949	9,946
Sunflag Iron & Steel Co. Ltd.	3,823	10,894
Sunteck Realty Ltd.	205	973
Suprajit Engineering Ltd.	1,580	8,399
Supreme Industries Ltd.	1,438	54,715
Supreme Petrochem Ltd.	2,069	14,872

Supriya Lifescience Ltd.	1,515	12,707
Suraj Estate Developers Ltd.(2)	124	376
Surya Roshni Ltd.	5,743	16,941
Suryoday Small Finance Bank Ltd.(2)	516	818
Suzlon Energy Ltd.(2)	132,586	80,424
Swaraj Engines Ltd.	627	26,211
Swelect Energy Systems Ltd.	70	553
Symphony Ltd.	66	636
Syngene International Ltd.	4,899	35,588
TAJGVK Hotels & Resorts Ltd.	2,102	9,554
Talbros Automotive Components Ltd.	46	144
Tanla Platforms Ltd.	4,789	29,725
TARC Ltd.(2)	262	412
Tata Chemicals Ltd.	7,550	67,742
Tata Communications Ltd.	4,294	87,341
Tata Consultancy Services Ltd.	13,127	462,382
Tata Consumer Products Ltd.	3,649	47,903
Tata Elxsi Ltd.	1,503	86,927
Tata Investment Corp. Ltd.	4,820	40,237
Tata Motors Ltd./new(2)	46,359	182,435
Tata Motors Passenger Vehicles Limited	46,359	185,584
Tata Power Co. Ltd.	24,168	105,746
Tata Steel Ltd.	287,109	540,724
Tata Technologies Ltd.	3,070	23,380
TD Power Systems Ltd.	539	4,696
TeamLease Services Ltd.(2)	303	5,586
Tech Mahindra Ltd.	14,826	252,545
Technocraft Industries India Ltd.	300	7,995
Tega Industries Ltd.	961	20,860
Texmaco Infrastructure & Holdings Ltd.	112	131
Texmaco Rail & Engineering Ltd.	7,523	10,821
Thanga Mayil Jewellery Ltd.	405	14,782
Thermax Ltd.	64	2,096
Thirumalai Chemicals Ltd.(2)	620	1,634
Thomas Cook India Ltd.	19,215	31,957
Thyrocare Technologies Ltd.	4,224	23,484
Time Technoplast Ltd.	6,712	15,081
Timken India Ltd.	133	4,699
Tips Music Ltd.	1,557	9,653
Titan Co. Ltd.	2,489	109,055
Torrent Pharmaceuticals Ltd.	2,637	109,707
Torrent Power Ltd.	4,070	60,046
Tourism Finance Corp. of India Ltd.	23,595	19,294
TransIndia Real Estate Ltd.(2)	390	115
Transrail Lighting Ltd.	2,289	16,392
Trent Ltd.	2,146	102,380
Trident Ltd.	15,402	4,888
Triveni Engineering & Industries Ltd.	2,696	10,749
Triveni Turbine Ltd.	4,780	28,771
TSF Investments Ltd.	2,118	11,952
TTK Prestige Ltd.	78	563
Tube Investments of India Ltd.	631	19,678
TVS Motor Co. Ltd.	4,460	176,669
TVS Motor Co. Ltd., Preference Shares(2)	17,840	1,994
TVS Supply Chain Solutions Ltd.(2)	6,609	8,078

Uflex Ltd.	1,039	5,700
Ugro Capital Ltd.(2)	763	1,479
Ujjivan Small Finance Bank Ltd.(2)	73,612	44,851
UltraTech Cement Ltd.	1,078	140,161
Union Bank of India Ltd.	52,646	90,566
Unitech Ltd.(2)	2,523	175
United Spirits Ltd.	3,462	56,269
UNO Minda Ltd.	1,406	20,565
UPL Ltd.	20,440	173,946
Usha Martin Ltd.	3,772	18,119
UTI Asset Management Co. Ltd.	3,028	38,736
Utkarsh Small Finance Bank Ltd.(2)	7,836	1,429
VA Tech Wabag Ltd.	532	8,087
Vadilal Industries Ltd.	526	31,769
Vaibhav Global Ltd.	46	124
Valor Estate Ltd.(2)	4,994	7,397
Vardhman Textiles Ltd.	4,022	19,781
Varroc Engineering Ltd.	4,400	32,551
Varun Beverages Ltd.	10,847	58,609
Vascon Engineers Ltd.(2)	223	129
Vedant Fashions Ltd.	654	4,456
Vedanta Ltd.	54,989	324,526
Veedol Corp. Ltd.	14	256
Venky's India Ltd.	20	301
Vesuvius India Ltd.	5,101	27,333
V-Guard Industries Ltd.	5,158	19,919
Vijaya Diagnostic Centre Ltd.	1,263	14,123
Vinati Organics Ltd.	244	4,328
Vindhya Telelinks Ltd.	15	255
VIP Industries Ltd.(2)	1,707	7,215
Vishnu Chemicals Ltd.	120	708
V-Mart Retail Ltd.(2)	1,508	13,227
Vodafone Idea Ltd.(2)	264,177	29,537
Voltamp Transformers Ltd.	262	23,995
Voltas Ltd.	971	14,970
VRL Logistics Ltd.	5,954	18,093
VST Tillers Tractors Ltd.	9	564
WAAREE Energies Ltd.	4,214	150,110
Waaree Renewable Technologies Ltd.	204	2,431
Welspun Corp. Ltd.	6,825	65,549
Welspun Enterprises Ltd.	906	5,339
Welspun Living Ltd.	1,394	2,336
West Coast Paper Mills Ltd.	1,409	6,800
Westlife Foodworld Ltd.	1,504	9,549
Wheels India Ltd.	142	1,373
Whirlpool of India Ltd.	593	7,132
Windlas Biotech Ltd.	35	308
Wipro Ltd., ADR(1)	38,372	104,372
Wockhardt Ltd.(2)	1,196	16,564
Wonderla Holidays Ltd.	125	783
Xchanging Solutions Ltd.	85	82
Yaari Digital Integrated Services Ltd.(2)	6,662	1,487
Yatharth Hospital & Trauma Care Services Ltd., Class C(2)	110	872
Yes Bank Ltd.(2)	314,314	80,823
Yuken India Ltd.	93	930

Zee Entertainment Enterprises Ltd.	57,124	64,935
Zen Technologies Ltd.	58	918
Zensar Technologies Ltd.	6,831	57,411
ZF Commercial Vehicle Control Systems India Ltd.	12	1,774
Zuari Industries Ltd.	46	165
Zydus Lifesciences Ltd.	12,919	136,560
		44,849,202
Indonesia — 2.4%
ABM Investama Tbk. PT	76,100	13,344
Adaro Andalan Indonesia PT	208,184	93,865
Alam Sutera Realty Tbk. PT(2)	1,341,800	13,240
Alamtri Minerals Indonesia Tbk. PT	506,400	38,679
Alamtri Resources Indonesia Tbk. PT	924,900	100,628
Amman Mineral Internasional PT(2)	113,900	45,179
Aneka Tambang Tbk. PT	504,100	88,099
Aspirasi Hidup Indonesia Tbk. PT	460,400	11,566
Astra International Tbk. PT	886,000	348,996
Astra Otoparts Tbk. PT	143,400	21,881
Bank BTPN Syariah Tbk. PT	249,100	19,688
Bank Central Asia Tbk. PT	622,100	309,781
Bank Jago Tbk. PT(2)	11,800	1,440
Bank Mandiri Persero Tbk. PT	1,157,400	336,180
Bank Negara Indonesia Persero Tbk. PT	524,500	134,355
Bank Pan Indonesia Tbk. PT	239,100	17,167
Bank Rakyat Indonesia Persero Tbk. PT	1,482,000	328,272
Bank Tabungan Negara Persero Tbk. PT	347,700	24,992
Barito Pacific Tbk. PT(2)	401,922	86,536
BFI Finance Indonesia Tbk. PT	511,000	23,013
Bukalapak.com Tbk. PT(2)	3,738,200	37,974
Bukit Asam Tbk. PT	290,100	40,251
Buma Internasional Grup Tbk. PT(2)	807,600	15,706
Bumi Resources Minerals Tbk. PT(2)	2,507,700	147,263
Bumi Resources Tbk. PT(2)	2,995,800	44,000
Bumi Serpong Damai Tbk. PT(2)	446,100	25,216
Chandra Asri Pacific Tbk. PT	55,900	24,839
Charoen Pokphand Indonesia Tbk. PT	305,700	85,023
Ciputra Development Tbk. PT	540,200	28,234
Cisarua Mountain Dairy Tbk. PT	63,400	23,592
Darma Henwa Tbk. PT(2)	3,134,200	81,429
Dharma Satya Nusantara Tbk. PT	869,500	88,549
Elang Mahkota Teknologi Tbk. PT	506,400	37,282
Erajaya Swasembada Tbk. PT	865,900	21,542
ESSA Industries Indonesia Tbk. PT	769,200	28,657
Gajah Tunggal Tbk. PT	327,600	20,656
Global Mediacom Tbk. PT(2)	112,500	953
Harum Energy Tbk. PT(2)	192,400	11,626
Indah Kiat Pulp & Paper Tbk. PT	124,300	65,551
Indika Energy Tbk. PT	177,300	18,671
Indo Tambangraya Megah Tbk. PT	28,400	37,623
Indocement Tunggal Prakarsa Tbk. PT	112,400	44,417
Indofood CBP Sukses Makmur Tbk. PT	23,400	11,879
Indofood Sukses Makmur Tbk. PT	43,900	19,386
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	368,200	12,055
Japfa Comfeed Indonesia Tbk. PT	504,200	73,952
Jasa Marga Persero Tbk. PT	108,100	22,533

Kalbe Farma Tbk. PT	309,400	22,326
Kawasan Industri Jababeka Tbk. PT	1,640,000	17,735
Map Aktif Adiperkasa PT	837,600	37,749
Mark Dynamics Indonesia Tbk. PT	22,300	1,131
Medco Energi Internasional Tbk. PT	565,100	45,000
Media Nusantara Citra Tbk. PT(2)	608,400	9,428
Medikaloka Hermina Tbk. PT	638,700	53,754
Merdeka Copper Gold Tbk. PT(2)	88,600	12,152
Midi Utama Indonesia Tbk. PT	136,700	3,103
Mitra Adiperkasa Tbk. PT	822,300	60,795
Mitra Keluarga Karyasehat Tbk. PT	87,800	13,074
Mitra Pinasthika Mustika Tbk. PT	35,800	2,064
Pabrik Kertas Tjiwi Kimia Tbk. PT	90,500	41,178
Pakuwon Jati Tbk. PT	1,175,900	26,984
Panin Financial Tbk. PT(2)	834,300	13,741
Perusahaan Gas Negara Tbk. PT	358,600	38,896
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	333,800	27,367
Petrindo Jaya Kreasi Tbk. PT	22,200	3,576
Petrosea Tbk. PT	207,200	124,582
PP Persero Tbk. PT(2)	542,400	11,796
Rukun Raharja Tbk. PT	152,300	60,498
Sarana Menara Nusantara Tbk. PT	814,300	26,654
Semen Indonesia Persero Tbk. PT	235,000	41,083
Siloam International Hospitals Tbk. PT(2)	183,800	27,150
Sumber Alfaria Trijaya Tbk. PT	584,000	63,191
Surya Semesta Internusa Tbk. PT	156,700	17,665
Telkom Indonesia Persero Tbk. PT, ADR(1)	20,388	439,361
Tempo Scan Pacific Tbk. PT	122,300	20,501
Timah Tbk. PT	232,900	45,665
Transcoal Pacific Tbk. PT	700	316
Triputra Agro Persada PT	552,700	56,093
Unilever Indonesia Tbk. PT	254,800	39,828
United Tractors Tbk. PT	93,200	156,902
Vale Indonesia Tbk. PT	88,900	20,415
XLSMART Telecom Sejahtera Tbk. PT	378,900	65,725
		4,773,238
Kuwait — 0.5%
A'ayan Leasing & Investment Co. KSCP	59,611	40,980
A'ayan Real Estate Co. SAK	46,554	20,354
Al Ahli Bank of Kuwait KSCP	26,809	24,810
Al Mazaya Holding Co. KSCP(2)	80,843	20,228
Boubyan Bank KSCP	8,767	20,199
Commercial Real Estate Co. KSC	47,476	31,123
Gulf Bank KSCP	17,608	20,435
Kuwait Finance House KSCP	118,715	307,890
Kuwait International Bank KSCP	71,037	61,115
Mabanee Co. KPSC	9,107	31,917
National Bank of Kuwait SAKP	88,427	289,300
National Investments Co. KSCP	53,314	51,249
Salhia Real Estate Co. KSCP	14,843	19,922
Warba Bank KSCP(2)	39,526	37,473
		976,995
Malaysia — 2.4%
Aeon Co. M Bhd.	40,300	10,444
AFFIN Bank Bhd.(2)	25,438	13,745

AirAsia X Bhd.(2)	22,100	8,630
Alliance Bank Malaysia Bhd.	60,129	67,075
AMMB Holdings Bhd.	126,100	181,714
Axiata Group Bhd.(1)	164,000	95,808
Bank Islam Malaysia Bhd.	23,400	13,030
Berjaya Corp. Bhd.(2)	205,500	13,948
Bermaz Auto Bhd.	31,700	4,342
Bumi Armada Bhd.	144,200	10,463
Bursa Malaysia Bhd.	18,100	36,156
Cahya Mata Sarawak Bhd.	78,800	26,956
Carlsberg Brewery Malaysia Bhd.	3,300	13,396
CCK Consolidated Holdings Bhd.	5,300	1,464
CELCOMDIGI Bhd.	103,200	81,965
CIMB Group Holdings Bhd.	264,900	490,804
CTOS Digital Bhd.	47,100	9,355
Dagang NeXchange Bhd.(2)	33,800	2,255
Dayang Enterprise Holdings Bhd.	37,800	14,637
Dialog Group Bhd.	6,200	2,761
Dufu Technology Corp. Bhd.	2,400	964
DXN Holdings Bhd.	7,400	914
Eastern & Oriental Bhd.	14,000	2,408
Eco World Development Group Bhd.	29,300	15,621
Econpile Holdings Bhd.(2)	1,000	66
EG Industries Bhd.	66,800	19,626
Ekovest Bhd.(2)	328,300	24,704
Farm Fresh Bhd.	26,800	17,584
Fraser & Neave Holdings Bhd.	4,100	34,265
Frontken Corp. Bhd.	29,400	30,946
Gamuda Bhd.	90,163	116,820
Gas Malaysia Bhd.	28,000	28,392
Genting Bhd.	116,200	92,044
Genting Malaysia Bhd.	143,700	81,748
Greatech Technology Bhd.(2)	2,800	1,081
Hartalega Holdings Bhd.	2,300	557
Heineken Malaysia Bhd.	5,700	31,112
Hiap Teck Venture Bhd.	14,000	881
Hibiscus Petroleum Bhd.	47,800	16,649
Hong Leong Bank Bhd.	11,000	56,294
Hup Seng Industries Bhd.	3,700	923
IHH Healthcare Bhd.	23,700	47,403
IJM Corp. Bhd.	91,600	51,294
Inari Amertron Bhd.	18,300	9,730
IOI Corp. Bhd.	36,700	35,472
IOI Properties Group Bhd.	70,300	44,111
Iskandar Waterfront City Bhd.(2)	14,500	985
ITMAX SYSTEM Bhd.	2,000	2,245
Jaya Tiasa Holdings Bhd.	52,500	13,482
Johor Plantations Group Bhd.	40,300	15,219
Kelington Group Bhd.	35,000	45,038
Kossan Rubber Industries Bhd.	3,300	879
KPJ Healthcare Bhd.	59,800	37,526
KSL Holdings Bhd.	6,400	4,439
Kuala Lumpur Kepong Bhd.	7,100	34,730
LBS Bina Group Bhd.	14,600	1,416
Mah Sing Group Bhd.	71,500	17,860

Malakoff Corp. Bhd.	97,100	20,339
Malayan Banking Bhd.	133,300	319,816
Malayan Cement Bhd.	8,400	13,653
Malayan Flour Mills Bhd.	16,800	2,320
Malaysian Pacific Industries Bhd.	6,700	51,912
Malaysian Resources Corp. Bhd.	131,200	12,871
Matrix Concepts Holdings Bhd.	43,350	14,269
Maxis Bhd.	47,300	45,718
MBSB Bhd.	80,100	13,672
Mega First Corp. Bhd.	29,800	24,167
Mi Technovation Bhd.	400	280
MISC Bhd.	39,200	71,309
Mr. DIY Group M Bhd.(1)	127,700	46,696
Naim Holdings Bhd.(2)	2,800	532
Nationgate Holdings Bhd.	21,600	5,299
Nestle Malaysia Bhd.	900	23,295
NEXG Bhd.(2)	127,500	10,815
OSK Holdings Bhd.	6,750	2,258
PA Resources Bhd.	2,100	76
Pecca Group Bhd.	34,200	12,828
Pentamaster Corp. Bhd.(2)	2,400	2,215
Perak Transit Bhd.	74,600	4,698
Perdana Petroleum Bhd.(2)	4,200	153
Petronas Chemicals Group Bhd.	1,200	872
Petronas Dagangan Bhd.	14,000	67,222
Petronas Gas Bhd.	17,000	72,076
PPB Group Bhd.	17,500	46,632
Press Metal Aluminium Holdings Bhd.	60,800	98,803
Public Bank Bhd.	281,100	296,053
QL Resources Bhd.	35,350	34,658
Ranhill Utilities Bhd.(2)	9,819	4,284
RGB International Bhd.	19,800	983
RHB Bank Bhd.	62,300	104,823
SD Guthrie Bhd.	27,500	34,690
Sime Darby Bhd.	188,400	89,046
Sime Darby Property Bhd.	113,100	38,102
SKP Resources Bhd.	21,300	3,045
SNS Network Technology Bhd.	83,100	12,002
Southern Cable Group Bhd.	42,500	21,556
SP Setia Bhd. Group	171,600	33,701
Sunway Bhd.	29,900	39,493
Sunway Construction Group Bhd.	30,800	44,017
Supermax Corp. Bhd.(2)	64,080	5,731
Telekom Malaysia Bhd.	47,000	84,434
Tenaga Nasional Bhd.	142,400	454,496
TH Plantations Bhd.	1,700	222
TIME dotCom Bhd.	60,100	76,348
Top Glove Corp. Bhd.	55,100	7,939
TSH Resources Bhd.	42,900	13,506
UEM Sunrise Bhd.	7,400	1,068
Unisem M Bhd.	2,200	1,728
United Plantations Bhd.	8,450	57,739
Velesto Energy Bhd.	609,800	34,003
ViTrox Corp. Bhd.	12,200	12,310
VS Industry Bhd.	116,121	12,686

VSTECS Bhd.	3,100	3,032
WCT Holdings Bhd.(2)	79,100	11,979
Yinson Holdings Bhd.	39,600	22,452
YTL Corp. Bhd.	26,100	13,482
YTL Power International Bhd.	81,600	64,490
Zetrix Ai Bhd.	349,788	69,939
		4,723,209
Mexico — 3.2%
Alfa SAB de CV, Class A(1)	221,676	174,666
Alpek SAB de CV(2)	40,022	19,879
Alsea SAB de CV	18,817	51,348
America Movil SAB de CV, ADR	20,958	483,711
Arca Continental SAB de CV	3,496	35,682
Banco del Bajio SA	79,460	207,279
Bolsa Mexicana de Valores SAB de CV	8,228	16,864
Cemex SAB de CV, ADR	35,156	379,333
Coca-Cola Femsa SAB de CV	16,507	143,224
Controladora Alpek SAB de CV(2)	221,676	34,158
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	8,325	60,773
Corp. Inmobiliaria Vesta SAB de CV(1)	50,582	157,542
Fomento Economico Mexicano SAB de CV, ADR	1,787	171,445
GCC SAB de CV	21,048	207,823
Genomma Lab Internacional SAB de CV, Class B(1)	85,982	88,045
Gentera SAB de CV	132,013	308,086
Gruma SAB de CV, B Shares	11,774	208,491
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,610	173,172
Grupo Aeroportuario del Pacifico SAB de CV, ADR	873	207,329
Grupo Aeroportuario del Sureste SAB de CV, ADR	438	132,254
Grupo Bimbo SAB de CV, Series A(1)	20,504	64,903
Grupo Carso SAB de CV, Series A1(1)	7,055	48,546
Grupo Comercial Chedraui SA de CV	16,673	119,775
Grupo Financiero Banorte SAB de CV, Class O	85,824	818,332
Grupo Financiero Inbursa SAB de CV, Class O	55,334	130,617
Grupo Mexico SAB de CV, Series B	35,362	308,966
Grupo Televisa SAB, ADR	45,834	124,210
Grupo Traxion SAB de CV(1)(2)	23,089	17,776
Industrias Penoles SAB de CV(2)	12,749	536,404
Kimberly-Clark de Mexico SAB de CV, A Shares	47,096	99,668
La Comer SAB de CV	13,057	29,109
Megacable Holdings SAB de CV	132,497	374,084
Nemak SAB de CV(2)	71,844	15,271
Promotora y Operadora de Infraestructura SAB de CV	6,216	85,511
Qualitas Controladora SAB de CV(1)	15,674	156,492
Regional SAB de CV	21,061	156,671
Wal-Mart de Mexico SAB de CV	54,311	183,342
		6,530,781
Peru — 0.6%
Cia de Minas Buenaventura SAA, ADR	22,166	549,273
Credicorp Ltd.	1,394	358,551
Intercorp Financial Services, Inc.	342	13,779
Southern Copper Corp.	1,408	189,799
		1,111,402
Philippines — 0.7%
Aboitiz Equity Ventures, Inc.	74,700	34,726
ACEN Corp.	178,000	7,627

Alliance Global Group, Inc.	92,400	11,084
Apex Mining Co., Inc.	354,500	64,823
Ayala Corp.	3,060	24,792
Ayala Land, Inc.	184,100	63,954
Bank of the Philippine Islands	41,750	82,932
BDO Unibank, Inc.	70,439	157,462
Century Pacific Food, Inc.	35,700	24,602
Converge Information & Communications Technology Solutions, Inc.	158,400	42,180
DigiPlus Interactive Corp.	104,370	43,698
DMCI Holdings, Inc.	99,600	17,820
GT Capital Holdings, Inc.	4,730	46,740
International Container Terminal Services, Inc.	19,330	178,937
JG Summit Holdings, Inc.	167,800	62,369
Jollibee Foods Corp.	8,040	25,911
Manila Electric Co.	7,460	75,289
Manila Water Co., Inc.	153,700	100,650
Megaworld Corp.	538,000	18,633
Metropolitan Bank & Trust Co.	90,370	101,705
PLDT, Inc., ADR	3,789	84,646
Puregold Price Club, Inc.	78,300	56,120
Semirara Mining & Power Corp.	53,900	26,734
SM Investments Corp.	2,490	31,430
SM Prime Holdings, Inc.	73,300	28,775
Universal Robina Corp.	57,090	61,374
		1,475,013
Poland — 2.0%
Alior Bank SA	7,854	222,382
Allegro.eu SA(2)	11,575	101,721
Asseco Poland SA	1,194	63,698
Bank Handlowy w Warszawie SA	2,756	78,093
Bank Millennium SA(2)	44,907	192,066
Bank Polska Kasa Opieki SA	6,333	347,479
Benefit Systems SA(2)	113	109,767
Budimex SA	608	104,149
CCC SA(1)(2)	1,555	57,551
CD Projekt SA	465	32,682
Cyfrowy Polsat SA(2)	3,910	12,232
Diagnostyka SA	1,568	73,279
Dino Polska SA(2)	17,181	192,189
Enea SA	18,726	103,258
Eurocash SA(2)	3,959	7,970
Grupa Azoty SA(1)(2)	4,616	23,857
Grupa Kety SA	835	220,128
Jastrzebska Spolka Weglowa SA(1)(2)	2,778	18,145
KGHM Polska Miedz SA(2)	3,959	229,647
KRUK SA	399	52,095
LPP SA	14	65,263
mBank SA(2)	247	69,168
Orange Polska SA	85,597	226,014
ORLEN SA	20,849	536,870
Pepco Group NV	13,058	95,793
PGE Polska Grupa Energetyczna SA(2)	28,450	76,948
Powszechna Kasa Oszczednosci Bank Polski SA	14,011	297,079
Powszechny Zaklad Ubezpieczen SA	10,457	180,310
Santander Bank Polska SA	512	72,259

Tauron Polska Energia SA(2)	26,646	69,244
XTB SA	4,759	92,073
Zabka Group SA(2)	13,932	88,901
		4,112,310
Qatar — 0.3%
Barwa Real Estate Co.	71,428	50,362
Commercial Bank PSQC	59,992	66,403
Doha Bank QPSC	91,618	67,422
Dukhan Bank	39,379	37,622
Medicare Group	14,555	25,935
Meeza QSTP LLC	21,751	19,673
Qatar International Islamic Bank QSC	13,776	41,813
Qatar Islamic Bank QPSC	17,020	108,707
Qatar National Bank QPSC	37,200	184,898
		602,835
Saudi Arabia — 1.3%
Ades Holding Co.	24,472	111,052
Al Babtain Power & Telecommunication Co.	3,474	60,985
Al Moammar Information Systems Co.	632	26,929
Al Rajhi Bank	3,143	80,392
Arab National Bank	16,330	96,576
Arabian Centres Co.	8,806	46,833
Bank AlBilad	24,331	170,073
Bank Al-Jazira(2)	27,184	83,861
Bupa Arabia for Cooperative Insurance Co.	1,031	40,408
Co. for Cooperative Insurance	2,560	82,250
Dallah Healthcare Co.	530	18,397
Derayah Financial Co.	2,618	20,161
Dr. Sulaiman Al Habib Medical Services Group Co.	1,271	81,941
Electrical Industries Co.	22,607	69,146
Elm Co.	105	21,456
Etihad Etisalat Co.	5,500	92,209
Middle East Healthcare Co.	1,792	19,115
Mouwasat Medical Services Co.	3,259	60,298
Rasan Information Technology Co.(2)	1,176	35,804
Riyad Bank	12,471	85,782
SAL Saudi Logistics Services	916	41,512
Saudi Arabian Oil Co.	63,466	416,828
Saudi Awwal Bank	15,170	123,951
Saudi Ground Services Co.	1,792	19,207
Saudi Investment Bank	34,739	120,062
Saudi National Bank	28,585	281,344
Saudi Tadawul Group Holding Co.	485	21,766
Saudi Telecom Co.	26,893	306,063
SHL Finance Co.(2)	3,783	18,139
United International Transportation Co.	1,776	31,389
		2,683,929
South Africa — 6.2%
Absa Group Ltd.	40,360	491,684
AECI Ltd.	14,807	76,343
African Rainbow Minerals Ltd.(1)	6,912	72,182
Anglogold Ashanti PLC	1,850	157,736
Aspen Pharmacare Holdings Ltd.	17,198	95,533
Astral Foods Ltd.	1,880	27,719
AVI Ltd.	22,738	137,667

Bid Corp. Ltd.	5,356	128,032
Bidvest Group Ltd.	8,757	117,563
Capitec Bank Holdings Ltd.	1,471	333,680
Clicks Group Ltd.	9,050	184,040
Coronation Fund Managers Ltd.	21,196	59,692
DataTec Ltd.	31,287	148,148
Dis-Chem Pharmacies Ltd.	28,357	57,560
Discovery Ltd.	17,481	224,707
DRDGOLD Ltd.(1)	50,203	149,143
E Media Holdings Ltd.	2,233	251
Exxaro Resources Ltd.	22,115	224,484
Famous Brands Ltd.	2,656	8,802
FirstRand Ltd.	105,213	502,092
Fortress Real Estate Investments Ltd., Class B	99,255	149,680
Foschini Group Ltd.	32,522	159,302
Gold Fields Ltd., ADR	23,308	999,680
Grindrod Ltd.	32,470	31,773
Harmony Gold Mining Co. Ltd., ADR	14,708	289,159
Impala Platinum Holdings Ltd.	52,926	666,080
Investec Ltd.	4,954	35,455
Kumba Iron Ore Ltd.(1)	994	19,389
Life Healthcare Group Holdings Ltd.	37,186	23,540
Momentum Group Ltd.	80,856	171,346
Motus Holdings Ltd.	13,752	91,728
Mr. Price Group Ltd.	10,821	132,931
MTN Group Ltd.	78,628	726,730
Naspers Ltd., N Shares	1,548	96,844
Nedbank Group Ltd.	22,510	336,948
NEPI Rockcastle NV(2)	35,479	303,739
Netcare Ltd.	101,152	90,704
Ninety One Ltd.	30,466	83,048
Northam Platinum Holdings Ltd.	14,246	254,101
Old Mutual Ltd.	353,881	288,385
Omnia Holdings Ltd.	22,549	100,970
OUTsurance Group Ltd.	21,413	90,860
Pepkor Holdings Ltd.	25,032	38,319
Pick n Pay Stores Ltd.(1)(2)	16,647	25,536
PPC Ltd.	185,122	58,902
Raubex Group Ltd.	5,751	13,543
Reinet Investments SCA	10,650	360,481
Remgro Ltd.	5,325	54,121
Sanlam Ltd.	50,726	272,238
Santam Ltd.	1,418	34,725
Sappi Ltd.(1)	46,962	61,533
Sasol Ltd., ADR(1)(2)	39,341	255,716
Shoprite Holdings Ltd.	13,133	210,730
Sibanye Stillwater Ltd., ADR(2)	65,910	878,580
SPAR Group Ltd.(2)	17,842	108,265
Standard Bank Group Ltd.	47,012	726,749
Sun International Ltd.	10,869	24,927
Super Group Ltd.	64,269	71,430
Telkom SA SOC Ltd.	52,256	152,429
Thungela Resources Ltd.(1)	7,370	34,908
Tiger Brands Ltd.(1)	11,512	241,919
Truworths International Ltd.	21,198	68,731

Valterra Platinum Ltd.	976	67,779
Vodacom Group Ltd.	20,223	158,572
We Buy Cars Holdings Ltd.	8,075	22,470
Wilson Bayly Holmes-Ovcon Ltd.	2,934	25,813
Woolworths Holdings Ltd.	44,164	146,013
		12,453,879
South Korea — 16.1%
ABLBio, Inc.(2)	211	27,118
Able C&C Co. Ltd.	294	1,961
Aekyung Chemical Co. Ltd.	51	360
Aekyung Industrial Co. Ltd.	136	1,284
Agabang & Co.(2)	50	155
Ahnlab, Inc.	19	779
Alteogen, Inc.(2)	309	112,360
Amorepacific Corp.	653	55,314
Amorepacific Holdings Corp.	794	15,393
Ananti, Inc.(2)	546	2,863
APR Corp.(2)	400	69,571
Asiana Airlines, Inc.(2)	1,836	10,296
BGF retail Co. Ltd.	572	42,218
BH Co. Ltd.	1,247	15,260
Binggrae Co. Ltd.	363	18,117
BNK Financial Group, Inc.	11,672	119,798
Boryung	198	1,205
C&C International Co. Ltd.	14	315
Cafe24 Corp.(2)	468	11,087
Celltrion Pharm, Inc.(2)	307	12,968
Celltrion, Inc.	1,027	129,983
Cheil Worldwide, Inc.	3,547	54,698
Cheryong Electric Co. Ltd.	361	8,618
Chong Kun Dang Pharmaceutical Corp.	239	14,247
CJ CGV Co. Ltd.(2)	3,512	13,677
CJ CheilJedang Corp.	571	81,562
CJ Corp.	607	72,716
CJ ENM Co. Ltd.(2)	1,343	58,108
CJ Logistics Corp.	539	33,549
Classys, Inc.	356	14,238
Com2uSCorp	10	212
Cosmax, Inc.	204	23,055
CosmoAM&T Co. Ltd.(2)	32	1,084
Coway Co. Ltd.	1,976	115,876
CS Wind Corp.	2,160	61,021
Daeduck Electronics Co. Ltd.	911	30,643
Daesang Corp.	944	13,577
Daewoo Engineering & Construction Co. Ltd.(2)	4,463	10,698
Daewoong Co. Ltd.	646	10,529
Daewoong Pharmaceutical Co. Ltd.	130	15,627
Daishin Securities Co. Ltd.	1,627	30,027
Daou Data Corp.	23	266
Daou Technology, Inc.	2,627	64,138
DB HiTek Co. Ltd.	1,499	64,966
DB Insurance Co. Ltd.	3,483	295,812
DB Securities Co. Ltd.	1,689	12,079
Dentium Co. Ltd.	25	890
Devsisters Co. Ltd.(2)	4	88

DI Dong Il Corp.	416	5,576
DL E&C Co. Ltd.	1,211	33,251
DL Holdings Co. Ltd.	784	20,951
DN Automotive Corp.	25	410
Dong-A Socio Holdings Co. Ltd.	117	9,123
Dong-A ST Co. Ltd.	7	258
Dongjin Semichem Co. Ltd.	1,764	43,588
DongKook Pharmaceutical Co. Ltd.	58	740
Dongkuk Steel Mill Co. Ltd.	410	2,318
Dongsuh Cos., Inc.	652	12,177
Dongwha Enterprise Co. Ltd.(2)	30	189
Dongwon Industries Co. Ltd.	82	2,539
Dongwon Systems Corp.	48	911
Doosan Bobcat, Inc.(2)	858	32,312
Doosan Co. Ltd.	51	30,517
Doosan Enerbility Co. Ltd.(2)	5,595	291,715
Doosan Fuel Cell Co. Ltd.(2)	1,659	36,047
Doosan Tesna, Inc.	102	3,125
DoubleUGames Co. Ltd.	296	10,618
Douzone Bizon Co. Ltd.	529	33,636
Dreamtech Co. Ltd.	44	213
Duk San Neolux Co. Ltd.(2)	503	14,447
Ecopro BM Co. Ltd.(2)	76	7,774
Ecopro Co. Ltd.	44	2,537
Ecopro HN Co. Ltd.	131	2,237
Ecopro Materials Co. Ltd.(2)	3	119
E-MART, Inc.	1,089	58,010
EMRO, Inc.	57	1,476
EM-Tech Co. Ltd.(2)	40	222
Enchem Co. Ltd.(2)	135	6,989
Eo Technics Co. Ltd.	196	34,445
Eugene Investment & Securities Co. Ltd.	4,877	11,577
Eugene Technology Co. Ltd.	367	20,058
F&F Co. Ltd.	488	24,180
Gaonchips Co. Ltd.(2)	57	1,954
GemVax & Kael Co. Ltd.(2)	361	8,125
GOLFZON Co. Ltd.	286	11,761
Gradiant Corp.	37	303
Grand Korea Leisure Co. Ltd.	304	3,001
Green Cross Corp.	100	9,243
Green Cross Holdings Corp.	27	298
GS Engineering & Construction Corp.	2,535	33,408
GS Holdings Corp.	4,257	163,568
GS P&L Co. Ltd.(2)	55	1,715
GS Retail Co. Ltd.	1,028	15,084
HAESUNG DS Co. Ltd.	96	3,207
Han Kuk Carbon Co. Ltd.	1,905	35,416
Hana Financial Group, Inc.	14,014	891,640
Hana Materials, Inc.	30	929
Hana Micron, Inc.(2)	116	2,038
Hana Tour Service, Inc.	109	3,507
Hancom, Inc.	35	570
Handsome Co. Ltd.	45	477
Hanil Cement Co. Ltd.	1,233	14,768
Hanjin Kal Corp.	212	14,841

Hankook & Co. Co. Ltd.	840	17,067
Hankook Tire & Technology Co. Ltd.	2,122	88,804
Hanmi Pharm Co. Ltd.	170	52,818
Hanmi Science Co. Ltd.(2)	804	21,275
Hanmi Semiconductor Co. Ltd.	459	38,750
Hanon Systems(2)	4,193	10,764
Hansae Co. Ltd.	204	1,793
Hansol Chemical Co. Ltd.	279	45,377
Hansol Technics Co. Ltd.	2,487	10,421
Hanssem Co. Ltd.(2)	11	341
Hanwha Aerospace Co. Ltd.	743	431,302
Hanwha Corp.	2,870	155,421
Hanwha Corp., Preference Shares	1,540	37,723
Hanwha Engine(2)	2,269	65,279
Hanwha General Insurance Co. Ltd.(2)	3,414	12,208
Hanwha Investment & Securities Co. Ltd.(2)	1,043	3,487
Hanwha Life Insurance Co. Ltd.(2)	15,991	32,790
Hanwha Ocean Co. Ltd.(2)	197	14,461
Hanwha Solutions Corp.	3,156	60,207
Hanwha Systems Co. Ltd.	2,027	63,804
Hanwha Vision Co. Ltd.(2)	817	24,203
Harim Holdings Co. Ltd.	337	1,927
HD Hyundai Co. Ltd.	3,469	464,705
HD Hyundai Construction Equipment Co. Ltd.	431	27,576
HD Hyundai Electric Co. Ltd.	471	249,520
HD Hyundai Heavy Industries Co. Ltd.	303	110,555
HD Hyundai Infracore Co. Ltd.(2)	7,435	74,117
HD HYUNDAI MIPO	743	112,664
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,974	551,409
HDC Holdings Co. Ltd.	1,131	13,413
HDC Hyundai Development Co-Engineering & Construction, E Shares	1,104	14,762
HD-Hyundai Marine Engine(2)	1,219	64,321
Hite Jinro Co. Ltd.	1,726	22,104
HK inno N Corp.(2)	5	178
HL Mando Co. Ltd.	943	29,960
HLB, Inc.(2)	385	12,316
HMM Co. Ltd.	6,244	81,460
Hotel Shilla Co. Ltd.(2)	39	1,209
HPSP Co. Ltd.	871	17,995
HS Hyosung Advanced Materials Corp.	235	31,555
HS Hyosung Corp.(2)	3	128
Hugel, Inc.(2)	185	28,826
Humedix Co. Ltd.	436	13,627
HYBE Co. Ltd.(2)	212	43,318
Hyosung Corp.	811	72,268
Hyosung Heavy Industries Corp.	112	145,571
Hyosung TNC Corp.	273	41,211
Hyundai Autoever Corp.	278	38,224
HYUNDAI Corp.	77	1,163
Hyundai Department Store Co. Ltd.	1,118	69,496
Hyundai Elevator Co. Ltd.	740	43,796
Hyundai Engineering & Construction Co. Ltd.	1,840	84,067
Hyundai Glovis Co. Ltd.	1,373	153,811
Hyundai Home Shopping Network Corp.	18	671
Hyundai Marine & Fire Insurance Co. Ltd.(2)	5,140	105,276

Hyundai Mobis Co. Ltd.	1,389	292,890
Hyundai Motor Co.	3,335	593,952
Hyundai Rotem Co. Ltd.	731	87,542
Hyundai Steel Co.	6,135	126,391
Hyundai Wia Corp.	1,247	52,812
Iljin Electric Co. Ltd.	1,043	39,071
iM Financial Group Co. Ltd.	13,375	130,368
Industrial Bank of Korea	14,128	197,765
Innocean Worldwide, Inc.	923	11,391
Innox Advanced Materials Co. Ltd.	805	13,214
Intellian Technologies, Inc.	89	2,507
Interflex Co. Ltd.(2)	26	192
INTOPS Co. Ltd.	58	570
IS Dongseo Co. Ltd.	35	426
i-SENS, Inc.	6	72
IsuPetasys Co. Ltd.	1,808	177,868
JB Financial Group Co. Ltd.	3,887	63,870
Jeju Air Co. Ltd.(2)	429	1,583
Jin Air Co. Ltd.(2)	291	1,328
Jusung Engineering Co. Ltd.	981	18,346
JW Pharmaceutical Corp.	92	1,632
JYP Entertainment Corp.	916	42,551
K Car Co. Ltd.	130	1,433
Kakao Corp.	4,044	161,956
Kakao Games Corp.(2)	26	277
KakaoBank Corp.	1,312	19,371
Kakaopay Corp.(2)	516	17,512
Kangwon Land, Inc.	1,433	17,556
KB Financial Group, Inc., ADR	7,435	632,644
KC Co. Ltd.	39	667
KC Tech Co. Ltd.	25	681
KCC Corp.	180	51,201
KCC Glass Corp.	26	486
KEPCO Engineering & Construction Co., Inc.	48	3,012
KEPCO Plant Service & Engineering Co. Ltd.	677	24,589
KG Dongbusteel	272	1,002
KH Vatec Co. Ltd.	175	1,392
Kia Corp.	6,990	543,119
KISCO Corp.(2)	395	2,710
KIWOOM Securities Co. Ltd.	1,098	204,667
Koh Young Technology, Inc.	79	1,278
Kolmar Korea Co. Ltd.(2)	191	8,680
Kolon Industries, Inc.	1,269	35,305
Kolon Life Science, Inc.(2)	496	20,711
KoMiCo Ltd.	23	1,364
KONA I Co. Ltd.	697	23,247
Korea Aerospace Industries Ltd.	998	74,176
Korea Electric Power Corp., ADR	10,774	196,195
Korea Electric Terminal Co. Ltd.	263	11,096
Korea Gas Corp.	2,145	60,622
Korea Investment Holdings Co. Ltd.	3,055	334,019
Korea Line Corp.(2)	2,676	3,124
Korea Petrochemical Ind Co. Ltd.	30	2,901
Korean Air Lines Co. Ltd.	6,099	90,941
Korean Reinsurance Co.	12,052	95,028

Krafton, Inc.(2)	497	87,284
KT Corp.	258	8,870
Kum Yang Co. Ltd.(2)	275	926
Kumho Petrochemical Co. Ltd.	427	34,020
Kumho Tire Co., Inc.(2)	6,220	24,858
Kyung Dong Navien Co. Ltd.	275	11,109
L&F Co. Ltd.(2)	43	3,677
LEENO Industrial, Inc.	1,477	68,838
LG Chem Ltd.	1,758	447,990
LG Corp.	1,443	77,528
LG Display Co. Ltd., ADR(2)	52,979	229,399
LG Electronics, Inc.	3,597	209,915
LG Energy Solution Ltd.(2)	123	34,227
LG H&H Co. Ltd.	115	21,665
LG Innotek Co. Ltd.	1,438	232,597
LG Uplus Corp.	16,745	171,630
LIG Nex1 Co. Ltd.	431	112,621
LigaChem Biosciences, Inc.(2)	298	39,336
Lotte Chemical Corp.	756	37,210
Lotte Chilsung Beverage Co. Ltd.	331	26,997
Lotte Corp.	1,458	27,280
Lotte Energy Materials Corp.(2)	775	20,692
LOTTE Fine Chemical Co. Ltd.	950	29,560
Lotte Innovate Co. Ltd.	28	373
Lotte Rental Co. Ltd.	1,492	32,578
Lotte Shopping Co. Ltd.	293	14,265
Lotte Wellfood Co. Ltd.	122	10,050
LS Corp.	1,403	171,306
LS Electric Co. Ltd.	261	81,929
LVMC Holdings(2)	301	332
LX International Corp.	2,589	55,631
LX Semicon Co. Ltd.	506	17,843
Mcnex Co. Ltd.	22	406
MegaStudyEdu Co. Ltd.	98	2,952
Meritz Financial Group, Inc.	2,620	194,049
Mirae Asset Securities Co. Ltd.	3,694	55,060
Misto Holdings Corp.	820	23,876
MNTech Co. Ltd.	90	797
Myoung Shin Industrial Co. Ltd.(2)	1,385	8,108
Naturecell Co. Ltd.(2)	32	485
NAVER Corp.	1,611	268,247
NCSoft Corp.	296	42,361
Neowiz(2)	67	1,152
NEPES Corp.(2)	1,856	21,852
Netmarble Corp.	795	28,729
Nexen Tire Corp.	131	663
Nexon Games Co. Ltd.(2)	58	517
NEXTIN, Inc.	278	12,431
NH Investment & Securities Co. Ltd.	3,355	47,256
NHN Corp.	135	3,031
NICE Information Service Co. Ltd.	1,280	14,966
NongShim Co. Ltd.	88	26,823
OCI Co. Ltd.	54	2,195
OCI Holdings Co. Ltd.	1,002	71,173
Orion Corp.	717	51,566

Orion Holdings Corp.	1,356	18,731
Otoki Corp.	87	23,058
Pan Ocean Co. Ltd.	22,152	56,926
Paradise Co. Ltd.	1,718	19,937
Park Systems Corp.	97	15,679
Partron Co. Ltd.	147	694
Pearl Abyss Corp.(2)	526	12,958
People & Technology, Inc.	263	7,367
Peptron, Inc.(2)	108	25,047
PharmaResearch Co. Ltd.	230	73,599
PI Advanced Materials Co. Ltd.	775	8,806
Poongsan Corp.	483	32,675
Posco DX Co. Ltd.	917	15,867
POSCO Future M Co. Ltd.(2)	351	49,418
POSCO Holdings, Inc., ADR	4,266	226,439
Posco International Corp.	1,513	55,178
Posco M-Tech Co. Ltd.	6	63
PSK, Inc.	76	1,543
Rainbow Robotics(2)	60	17,822
S&S Tech Corp.	30	1,003
S-1 Corp.	594	30,360
Sam Chun Dang Pharm Co. Ltd.	125	18,473
Sam Young Electronics Co. Ltd.	21	148
Samsung Biologics Co. Ltd.(2)	91	99,807
Samsung C&T Corp.	572	87,836
Samsung E&A Co. Ltd.	9,992	174,137
Samsung Electro-Mechanics Co. Ltd.	838	143,667
Samsung Electronics Co. Ltd., GDR	3,650	6,332,035
Samsung Episholdings Co. Ltd.(2)	48	14,002
Samsung Fire & Marine Insurance Co. Ltd.	1,037	340,217
Samsung Heavy Industries Co. Ltd.(2)	30,854	517,317
Samsung Life Insurance Co. Ltd.	1,659	173,014
Samsung SDI Co. Ltd.	1,107	226,211
Samsung SDS Co. Ltd.	906	104,008
Samsung Securities Co. Ltd.	2,367	127,166
Samyang Biopharmaceuticals Corp.(2)	6	272
Samyang Foods Co. Ltd.	145	142,706
Samyang Holdings Corp.(2)	6	262
Sanil Electric Co. Ltd.	236	23,140
SD Biosensor, Inc.	70	451
SeAH Besteel Holdings Corp.	1,593	30,227
SeAH Steel Corp.	171	13,895
SeAH Steel Holdings Corp.	78	7,504
Sebang Global Battery Co. Ltd.	230	10,488
Seegene, Inc.	108	1,891
Seojin System Co. Ltd.(2)	35	584
Seoul Semiconductor Co. Ltd.(2)	2,106	8,867
Seoyon E-Hwa Co. Ltd.	61	519
SFA Engineering Corp.	681	10,223
SFA Semicon Co. Ltd.(2)	40	114
SHIFT UP Corp.(2)	246	6,441
Shinhan Financial Group Co. Ltd., ADR	9,802	530,190
Shinsegae International, Inc.	30	212
Shinsegae, Inc.	493	73,047
Shinsung E&G Co. Ltd.(2)	120	132

Shinyoung Securities Co. Ltd.	168	16,026
Silicon2 Co. Ltd.(2)	58	1,793
SIMMTECH Co. Ltd.	8	297
SK Biopharmaceuticals Co. Ltd.(2)	328	31,282
SK Bioscience Co. Ltd.(2)	362	13,507
SK Chemicals Co. Ltd.	530	25,747
SK Discovery Co. Ltd.	1,197	48,809
SK Gas Ltd.	241	39,211
SK Hynix, Inc.	14,594	5,286,227
SK IE Technology Co. Ltd.(2)	498	9,682
SK Innovation Co. Ltd.	1,353	106,062
SK Networks Co. Ltd.	7,911	24,626
SK oceanplant Co. Ltd.(2)	1,034	13,063
SK Telecom Co. Ltd., ADR(1)	4,570	92,268
SK, Inc.	865	156,557
SKC Co. Ltd.(2)	152	11,535
SL Corp.	1,005	28,362
SM Entertainment Co. Ltd.	340	25,063
SNT Dynamics Co. Ltd.	260	7,503
SNT Motiv Co. Ltd.	1,221	25,842
S-Oil Corp.(2)	1,641	85,722
SOLUM Co. Ltd.(2)	339	3,916
Solus Advanced Materials Co. Ltd.	10	58
Soop Co. Ltd.	253	11,916
Soulbrain Co. Ltd.	125	22,381
Soulbrain Holdings Co. Ltd.	67	1,880
SPG Co. Ltd.(2)	13	559
Studio Dragon Corp.(2)	782	21,152
Sung Kwang Bend Co. Ltd.	1,005	17,950
Sungwoo Hitech Co. Ltd.	475	2,191
Synopex, Inc.(2)	642	2,703
Taekwang Industrial Co. Ltd.	1	549
Taewoong Co. Ltd.(2)	534	8,669
Taihan Cable & Solution Co. Ltd.(2)	946	14,332
TechWing, Inc.	365	11,755
TES Co. Ltd.	1,455	39,273
TK Corp.(2)	1,012	15,730
TKG Huchems Co. Ltd.	250	3,173
Tokai Carbon Korea Co. Ltd.	180	17,757
Tongyang Life Insurance Co. Ltd.(2)	4,284	19,768
Tway Air Co. Ltd.(2)	5,814	6,284
Unid Co. Ltd.	73	3,247
VT Co. Ltd.(2)	603	8,338
Webzen, Inc.	842	8,130
Won Tech Co. Ltd.	40	208
WONIK IPS Co. Ltd.	1,590	66,640
Wonik QnC Corp.	34	471
Woongjin Thinkbig Co. Ltd.	7,438	7,019
Woori Financial Group, Inc.	39,587	717,146
Wysiwyg Studios Co. Ltd.(2)	260	127
YC Corp.(2)	80	707
YG Entertainment, Inc.	24	1,062
Youngone Corp.	983	58,625
Youngone Holdings Co. Ltd.	249	28,169
Yuhan Corp.	436	36,295
		32,472,309

Taiwan — 26.6%
Abico Avy Co. Ltd.	2,090	3,041
Ability Enterprise Co. Ltd.	2,239	5,740
AcBel Polytech, Inc.	34,000	41,818
Accton Technology Corp.	10,000	327,618
Acer, Inc.	24,000	20,873
ACES Electronic Co. Ltd.	9,000	17,991
Acter Group Corp. Ltd.	4,000	88,996
ADATA Technology Co. Ltd.	31,000	176,195
Advanced International Multitech Co. Ltd.	8,000	17,372
Advanced Wireless Semiconductor Co.	14,000	46,328
Advancetek Enterprise Co. Ltd.	22,000	23,261
Advantech Co. Ltd.	1,000	9,197
AIC, Inc.	2,000	19,228
Airtac International Group	2,000	57,689
Alchip Technologies Ltd.	3,000	317,187
Allied Supreme Corp.	1,000	6,845
Alltek Technology Corp.	19,000	20,125
Alltop Technology Co. Ltd.	4,000	30,833
Altek Corp.	13,000	18,068
Amazing Microelectronic Corp.	9,000	22,981
Ambassador Hotel	2,000	2,775
AMPOC Far-East Co. Ltd.	1,108	3,323
AmTRAN Technology Co. Ltd.	6,593	3,189
Anpec Electronics Corp.	5,000	38,505
Apacer Technology, Inc.	9,000	28,798
APAQ Technology Co. Ltd.	2,000	11,274
APCB, Inc.	1,000	408
Apex International Co. Ltd.(2)	8,113	5,703
Arcadyan Technology Corp.	13,000	75,937
Ardentec Corp.	40,000	116,745
Argosy Research, Inc.	7,000	37,363
ASE Technology Holding Co. Ltd., ADR(1)	58,866	880,047
Asia Cement Corp.	54,000	66,814
Asia Optical Co., Inc.	10,000	44,411
Asia Tech Image, Inc.	4,000	9,198
Asia Vital Components Co. Ltd.	4,000	176,095
Asustek Computer, Inc.	9,000	172,717
ATE Energy International Co. Ltd.	11,000	11,572
AUO Corp.(2)	210,000	77,827
Avalue Technology, Inc.	4,000	12,573
Axiomtek Co. Ltd.	5,000	12,350
Azurewave Technologies, Inc.	9,000	18,745
Bafang Yunji International Co. Ltd.	4,000	24,807
Bank of Kaohsiung Co. Ltd.	2,121	818
BES Engineering Corp.(2)	4,201	1,936
Bin Chuan Enterprise Co. Ltd.(2)	5,000	8,973
Bizlink Holding, Inc.	5,049	260,070
Bonny Worldwide Ltd.	2,000	10,119
Brighton-Best International Taiwan, Inc.	17,000	18,460
Brillian Network & Automation Integrated System Co. Ltd.	2,000	14,271
Browave Corp.	1,000	10,182
Caliway Biopharmaceuticals Co. Ltd.(2)	10,000	50,175
Capital Futures Corp.	1,000	1,591
Capital Securities Corp.	86,000	69,682

Career Technology MFG. Co. Ltd.(2)	2,000	1,029
Caswell, Inc.	1,000	2,579
Catcher Technology Co. Ltd.	11,000	70,465
Cathay Financial Holding Co. Ltd.	271,000	554,812
Center Laboratories, Inc.(2)	1,050	1,271
Central Reinsurance Co. Ltd.	30,000	25,104
Century Iron & Steel Industrial Co. Ltd.	2,000	8,975
Chailease Holding Co. Ltd.	8,180	26,879
Chaintech Technology Corp.	9,000	8,234
Chang Hwa Commercial Bank Ltd.	355,821	229,156
Chang Wah Electromaterials, Inc.	3,000	4,301
Chang Wah Technology Co. Ltd.	26,000	33,784
Channel Well Technology Co. Ltd.	11,000	25,269
Charoen Pokphand Enterprise	17,000	77,494
Chen Full International Co. Ltd.	1,000	1,299
Chenbro Micom Co. Ltd.	4,000	123,229
Cheng Loong Corp.	4,000	2,366
Cheng Mei Materials Technology Corp.(2)	6,000	2,545
Cheng Shin Rubber Industry Co. Ltd.	52,000	52,736
Cheng Uei Precision Industry Co. Ltd.	13,000	16,279
Chenming Electronic Technology Corp.	2,000	8,411
Chicony Electronics Co. Ltd.	46,000	176,132
Chicony Power Technology Co. Ltd.	11,000	34,286
Chien Kuo Construction Co. Ltd.	12,600	13,087
China Airlines Ltd.	137,000	83,949
China Container Terminal Corp.	1,000	779
China Glaze Co. Ltd.	1,000	577
China Man-Made Fiber Corp.(2)	43,000	9,571
China Metal Products	3,000	2,698
China Motor Corp.	2,000	3,848
China Petrochemical Development Corp.(2)	194,000	50,921
China Steel Corp.	637,000	370,852
China Wire & Cable Co. Ltd.	1,000	1,195
Chinese Maritime Transport Ltd.	9,000	17,115
Chin-Poon Industrial Co. Ltd.	27,000	26,854
Chipbond Technology Corp.	31,000	52,641
ChipMOS Technologies, Inc.	64,000	87,516
Chong Hong Construction Co. Ltd.	10,000	24,770
Chroma ATE, Inc.	5,000	130,849
Chun Yuan Steel Industry Co. Ltd.	39,000	25,300
Chung Hung Steel Corp.(2)	1,000	477
Chung-Hsin Electric & Machinery Manufacturing Corp.	30,000	143,082
Chunghwa Telecom Co. Ltd., ADR	7,994	334,229
Cleanaway Co. Ltd.	50,000	39,052
Clevo Co.	25,000	32,628
CMC Magnetics Corp.	37,000	11,172
Collins Co. Ltd.	1,000	430
Compal Electronics, Inc.	208,000	194,958
Compeq Manufacturing Co. Ltd.	91,000	242,160
Compucase Enterprise	7,000	18,528
Concord International Securities Co. Ltd.	5,225	2,518
Concord Securities Co. Ltd.	9,240	3,760
Continental Holdings Corp.	3,000	2,200
Contrel Technology Co. Ltd.	1,000	1,384
Coretronic Corp.	8,000	23,848

Creative Sensor, Inc.	5,400	8,956
Cryomax Cooling System Corp.	1,143	1,582
CSBC Corp. Taiwan(2)	1,000	684
CTBC Financial Holding Co. Ltd.	654,000	906,135
CTCI Corp.	6,601	7,026
Cub Elecparts, Inc.	4,000	13,148
CviLux Corp.	7,000	16,661
CyberPower Systems, Inc.	3,000	19,490
DA CIN Construction Co. Ltd.	8,000	16,118
Da-Li Development Co. Ltd.	12,170	18,631
Darfon Electronics Corp.	2,000	2,013
Darwin Precisions Corp.	2,700	910
Daxin Materials Corp.	3,000	32,321
De Licacy Industrial Co. Ltd.	21,924	7,933
Delta Electronics, Inc.	3,000	89,431
Depo Auto Parts Ind Co. Ltd.	5,000	22,266
DFI, Inc.	1,000	1,987
Dimerco Express Corp.	1,000	2,531
D-Link Corp.	17,000	8,633
Dynamic Holding Co. Ltd.	9,000	34,080
Dynapack International Technology Corp.	6,000	50,942
E Ink Holdings, Inc.	3,000	18,400
E.Sun Financial Holding Co. Ltd.	356,398	344,835
Eastech Holding Ltd.	1,000	3,462
Eclat Textile Co. Ltd.	4,000	55,981
Edimax Technology Co. Ltd.	11,000	6,199
Edom Technology Co. Ltd.(2)	18,000	22,488
Elan Microelectronics Corp.	12,000	50,952
Elite Material Co. Ltd.	4,000	195,416
Elitegroup Computer Systems Co. Ltd.	1,000	671
eMemory Technology, Inc.	1,000	65,483
Ennostar, Inc.(2)	26,000	26,717
Eson Precision Ind Co. Ltd.	14,000	36,600
Eternal Materials Co. Ltd.	59,000	75,806
Eva Airways Corp.	124,000	134,894
Evergreen International Storage & Transport Corp.	19,500	36,257
Evergreen Marine Corp. Taiwan Ltd.	61,000	349,410
EVERGREEN Steel Corp.	5,000	18,819
Everlight Chemical Industrial Corp.	15,000	8,809
Everlight Electronics Co. Ltd.	17,000	28,120
Evertop Wire Cable Corp.	2,000	1,908
Far Eastern Department Stores Ltd.	68,000	52,248
Far Eastern International Bank	111,494	44,796
Far Eastern New Century Corp.	189,000	169,975
Far EasTone Telecommunications Co. Ltd.	68,000	190,982
Farglory Land Development Co. Ltd.	6,000	11,558
Feedback Technology Corp.	1,000	3,675
Feng Hsin Steel Co. Ltd.	35,000	70,056
Feng TAY Enterprise Co. Ltd.	15,000	61,848
First Financial Holding Co. Ltd.	369,532	325,227
First Hi-Tec Enterprise Co. Ltd.	4,000	45,342
First Insurance Co. Ltd.	14,000	12,518
FIT Holding Co. Ltd.	7,000	5,835
Fitipower Integrated Technology, Inc.	3,000	13,585
FLEXium Interconnect, Inc.(2)	2,000	3,550

Flytech Technology Co. Ltd.	1,000	3,068
FocalTech Systems Co. Ltd.	6,000	10,141
Forest Water Environment Engineering Co. Ltd.	1,032	1,208
Formosa Chemicals & Fibre Corp.	1,000	1,066
Formosa International Hotels Corp.	4,000	24,354
Formosa Plastics Corp.	279,000	370,506
Formosa Taffeta Co. Ltd.	30,000	15,074
Formosan Union Chemical Corp.	10,000	5,341
Fortune Electric Co. Ltd.	1,210	27,081
Foxconn Technology Co. Ltd.	43,000	89,762
Foxsemicon Integrated Technology, Inc.	2,000	19,205
Franbo Lines Corp.	20,000	13,241
FSP Technology, Inc.	8,000	13,859
Fu Hua Innovation Co. Ltd.	37,854	23,540
Fubon Financial Holding Co. Ltd.	279,155	824,508
Fulgent Sun International Holding Co. Ltd.	1,039	3,683
Fusheng Precision Co. Ltd.	3,000	23,253
Galaxy Software Services Corp.	3,150	12,070
Gallant Precision Machining Co. Ltd.	2,000	5,483
Gamania Digital Entertainment Co. Ltd.	1,000	1,704
GEM Services, Inc.	9,000	21,631
Gemtek Technology Corp.	12,000	10,035
General Interface Solution GIS Holding Ltd.(2)	17,000	23,216
Genesys Logic, Inc.	3,000	8,845
Genius Electronic Optical Co. Ltd.	7,000	100,031
GeoVision, Inc.	890	1,369
Getac Holdings Corp.	10,000	40,047
Giant Manufacturing Co. Ltd.	7,000	22,470
Giantplus Technology Co. Ltd.(2)	1,000	343
Gigabyte Technology Co. Ltd.	8,000	62,276
Gigastorage Corp.(2)	1,000	655
Global Brands Manufacture Ltd.	26,057	109,550
Global Lighting Technologies, Inc.	6,000	8,176
Global Mixed Mode Technology, Inc.	3,000	19,629
Global PMX Co. Ltd.	3,000	11,106
Global Unichip Corp.	2,000	144,893
Globaltek Fabrication Co. Ltd.	1,000	1,698
Globalwafers Co. Ltd.	27,000	324,115
Globe Union Industrial Corp.	4,000	1,261
Gloria Material Technology Corp.	4,000	4,050
GMI Technology, Inc.	2,000	2,344
Gold Circuit Electronics Ltd.	14,000	283,844
Goldsun Building Materials Co. Ltd.	22,000	24,941
Gordon Auto Body Parts	11,000	10,355
Gourmet Master Co. Ltd.	4,000	8,699
Grand Fortune Securities Co. Ltd.	3,000	1,158
Grand Pacific Petrochemical(2)	31,000	10,977
Grape King Bio Ltd.	7,000	28,678
Great Wall Enterprise Co. Ltd.	50,000	82,891
Greatek Electronics, Inc.	33,000	74,470
Hannstar Board Corp.	24,840	85,761
HannStar Display Corp.(2)	2,000	471
HannsTouch Holdings Co.(2)	31,000	6,836
Hanpin Electron Co. Ltd.	8,000	11,637
HD Renewable Energy Co. Ltd.	2,340	7,580

Highwealth Construction Corp.	38,115	46,107
Hiwin Technologies Corp.	3,000	18,503
Hiyes International Co. Ltd.	3,297	8,867
Ho Tung Chemical Corp.	10,000	2,621
Holdings-Key Electric Wire & Cable Co. Ltd.	1,000	1,354
Holy Stone Enterprise Co. Ltd.	15,000	50,276
Hon Hai Precision Industry Co. Ltd.	307,000	2,212,222
Hong Ho Precision Textile Co. Ltd.	1,000	584
Hong Pu Real Estate Development Co. Ltd.	1,000	832
Hong TAI Electric Industrial	2,000	2,231
Horizon Securities Co. Ltd.	1,000	333
Hotai Finance Co. Ltd.	4,000	8,134
Hotai Motor Co. Ltd.	5,000	97,373
Hsin Ba Ba Corp.	2,041	3,246
HTC Corp.(2)	63,000	100,474
Hu Lane Associate, Inc.	2,152	8,820
Hua Nan Financial Holdings Co. Ltd.	234,835	220,473
Huaku Development Co. Ltd.	1,155	3,866
Huang Hsiang Construction Corp.	7,888	9,813
Hung Sheng Construction Ltd.	17,000	11,025
Hwa Fong Rubber Industrial Co. Ltd.	2,000	972
Hwacom Systems, Inc.	2,000	2,330
Hwang Chang General Contractor Co. Ltd.	3,696	7,363
IBF Financial Holdings Co. Ltd.	5,270	2,815
Ichia Technologies, Inc.	8,000	12,589
I-Chiun Precision Industry Co. Ltd.	1,000	3,143
IEI Integration Corp.	9,000	19,418
In Win Development, Inc.	1,000	2,583
Infortrend Technology, Inc.	3,000	2,684
Innolux Corp.	414,720	179,303
Inpaq Technology Co. Ltd.	5,000	12,968
Integrated Service Technology, Inc.	10,386	35,039
International Games System Co. Ltd.	5,000	118,531
Inventec Corp.	22,000	30,637
Iron Force Industrial Co. Ltd.	1,000	3,382
ITE Technology, Inc.	11,000	42,324
ITEQ Corp.	19,000	67,474
ITH Corp.	8,000	10,224
Jarllytec Co. Ltd.	1,025	3,001
Jetway Information Co. Ltd.	750	1,101
Jetwell Computer Co. Ltd.	2,240	12,875
Jiin Yeeh Ding Enterprise Co. Ltd.	5,000	13,792
Johnson Health Tech Co. Ltd.	4,000	20,696
JPC connectivity, Inc.	3,000	13,769
JPP Holding Co. Ltd.	4,000	37,345
Kaimei Electronic Corp.	8,000	23,906
Kedge Construction Co. Ltd.	1,081	3,067
KEE TAI Properties Co. Ltd.	24,360	8,623
Kenda Rubber Industrial Co. Ltd.	6,000	3,874
Kerry TJ Logistics Co. Ltd.	2,000	2,158
Keystone Microtech Corp.	1,000	13,689
Kindom Development Co. Ltd.	28,600	30,093
King Yuan Electronics Co. Ltd.	89,000	651,884
Kinik Co.	1,000	10,263
Kinpo Electronics	38,000	27,309

Kinsus Interconnect Technology Corp.	5,000	22,793
KS Terminals, Inc.	5,000	7,746
Kuang Hong Arts Management, Inc.	3,000	13,402
Kung Long Batteries Industrial Co. Ltd.	1,000	3,986
Kung Sing Engineering Corp.(2)	30,000	14,346
Kuo Toong International Co. Ltd.	2,000	3,639
Kuo Yang Construction Co. Ltd.(2)	2,000	1,231
L&K Engineering Co. Ltd.	15,000	218,414
Lanner Electronics, Inc.	1,000	2,338
Largan Precision Co. Ltd.	1,000	70,452
Lelon Electronics Corp.	10,000	34,026
Lemtech Holdings Co. Ltd.	3,150	8,560
Leo Systems, Inc.	1,000	986
Li Peng Enterprise Co. Ltd.(2)	2,000	348
Lien Hwa Industrial Holdings Corp.	1,134	1,732
Lingsen Precision Industries Ltd.(2)	1,000	644
Lion Travel Service Co. Ltd.	6,000	33,204
Lite-On Technology Corp.	5,000	25,405
Long Bon International Co. Ltd.(2)	5,000	2,351
Longchen Paper & Packaging Co. Ltd.(2)	3,000	1,095
Longwell Co.	1,000	5,826
Lotes Co. Ltd.	5,000	209,494
Lotus Pharmaceutical Co. Ltd.	12,000	119,425
Lumax International Corp. Ltd.	5,000	16,432
Lung Yen Life Service Corp.(2)	14,000	21,654
Macnica Anstek, Inc.	6,000	12,922
Macnica Galaxy, Inc.	1,000	2,730
Macronix International Co. Ltd.(2)	20,000	21,781
Makalot Industrial Co. Ltd.	11,020	111,336
Marketech International Corp.	8,000	60,148
Materials Analysis Technology, Inc.	7,000	44,468
MediaTek, Inc.	41,000	1,827,080
Mega Financial Holding Co. Ltd.	339,180	433,692
Mercuries & Associates Holding Ltd.(2)	23,000	11,582
Mercuries Life Insurance Co. Ltd.(2)	71,965	16,642
Merida Industry Co. Ltd.	4,000	11,812
Merry Electronics Co. Ltd.	5,000	16,437
Micro-Star International Co. Ltd.	7,000	24,028
Mildef Crete, Inc.	5,000	16,377
MIN AIK Technology Co. Ltd.	16,000	14,275
Mirle Automation Corp.	6,000	11,295
Mitac Holdings Corp.	28,600	83,882
momo.com, Inc.	2,100	15,201
Motech Industries, Inc.	10,000	5,316
MPI Corp.	1,000	72,804
MSSCORPS Co. Ltd.	2,000	10,301
My Humble House Hospitality Management Consulting	1,000	1,165
Namchow Holdings Co. Ltd.	10,000	12,225
Nan Pao Resins Chemical Co. Ltd.	1,000	10,514
Nan Ya Plastics Corp.	9,000	16,952
Nantex Industry Co. Ltd.	6,000	4,506
Nanya Technology Corp.(2)	45,000	210,416
Netronix, Inc.	8,000	33,346
Nexcom International Co. Ltd.	1,000	2,328
Nichidenbo Corp.	1,000	2,836

Nien Made Enterprise Co. Ltd.	11,000	130,812
Nova Technology Corp.	2,000	11,359
Novatek Microelectronics Corp.	6,000	74,580
O-Bank Co. Ltd.	81,000	23,420
Ocean Plastics Co. Ltd.	9,000	10,388
Optimax Technology Corp.	1,000	610
Orient Semiconductor Electronics Ltd.	18,000	27,099
Otsuka Information Technology Corp.	2,000	10,938
Pacific Construction Co.	3,000	917
Pan Jit International, Inc.	34,000	93,608
Pan-International Industrial Corp.	37,000	56,129
Pegatron Corp.	116,000	266,836
Pegavision Corp.	2,000	19,805
PharmaEngine, Inc.	9,000	20,787
PharmaEssentia Corp.	1,109	18,258
Phison Electronics Corp.	2,000	71,877
Phoenix Silicon International Corp.	14,000	72,853
Pixart Imaging, Inc.	5,000	33,434
Planet Technology Corp.	2,000	8,551
Podak Co. Ltd.	1,050	1,797
Pou Chen Corp.	76,000	74,241
Powerchip Semiconductor Manufacturing Corp.(2)	12,000	13,094
Powertech Technology, Inc.	66,000	331,140
Poya International Co. Ltd.	3,030	42,387
President Chain Store Corp.	23,000	175,741
President Securities Corp.	37,400	29,230
Primax Electronics Ltd.	36,000	94,576
Prince Housing & Development Corp.	7,000	1,848
Promate Electronic Co. Ltd.	17,999	26,707
Prosperity Dielectrics Co. Ltd.	11,000	23,817
Qisda Corp.	820	736
Quanta Computer, Inc.	64,000	576,877
Quanta Storage, Inc.	7,000	23,059
Radiant Opto-Electronics Corp.	14,000	53,831
Radium Life Tech Co. Ltd.(2)	39,000	13,308
Raydium Semiconductor Corp.	5,000	34,645
Realtek Semiconductor Corp.	19,000	316,182
Rechi Precision Co. Ltd.	17,000	12,986
Rich Development Co. Ltd.	8,240	2,102
Ritek Corp.(2)	15,000	4,259
Ruentex Development Co. Ltd.	31,000	29,814
Ruentex Engineering & Construction Co.	1,680	9,193
Ruentex Industries Ltd.	14,000	24,476
Run Long Construction Co. Ltd.	1,980	2,021
Sakura Development Co. Ltd.	24,000	35,579
San Fang Chemical Industry Co. Ltd.	9,000	9,709
San Far Property Ltd.	1,000	568
Sanyang Motor Co. Ltd.	21,000	41,575
Savior Lifetec Corp.	1,000	580
Scientech Corp.	1,000	10,138
SDI Corp.	1,000	2,555
Senao Networks, Inc.	2,000	8,530
Sercomm Corp.	15,000	39,466
Sesoda Corp.	20,000	20,695
Shanghai Commercial & Savings Bank Ltd.	101,000	125,929

ShenMao Technology, Inc.	1,000	3,060
Shih Her Technologies, Inc.	3,220	16,232
Shih Wei Navigation Co. Ltd.(2)	20,000	11,678
Shin Ruenn Development Co. Ltd.	13,560	24,824
Shin Zu Shing Co. Ltd.	1,000	6,302
Shining Building Business Co. Ltd.(2)	3,000	868
Shinkong Insurance Co. Ltd.	9,000	33,706
Shinkong Synthetic Fibers Corp.	30,000	15,520
Shiny Chemical Industrial Co. Ltd.	3,600	15,970
Shuttle, Inc.	1,000	559
Sigurd Microelectronics Corp.	41,000	131,647
Silicon Integrated Systems Corp.	10,650	16,502
Simplo Technology Co. Ltd.	12,000	131,291
Sinbon Electronics Co. Ltd.	3,000	20,919
Sincere Navigation Corp.	19,000	16,066
Singatron Enterprise Co. Ltd.	1,000	941
Sino-American Silicon Products, Inc.	50,000	167,987
Sinon Corp.	12,000	16,391
SinoPac Financial Holdings Co. Ltd.	442,799	380,575
Sirtec International Co. Ltd.	1,000	799
Sitronix Technology Corp.	5,000	29,090
Siward Crystal Technology Co. Ltd.	1,000	659
Solar Applied Materials Technology Corp.	1,000	1,846
Speed Tech Corp.	9,000	12,158
Sporton International, Inc.	4,000	20,296
Sports Gear Co. Ltd.	5,000	18,212
St. Shine Optical Co. Ltd.	3,000	12,151
Standard Chemical & Pharmaceutical Co. Ltd.	1,000	2,018
Standard Foods Corp.	3,000	2,917
Stark Technology, Inc.	4,000	19,458
Starlux Airlines Co. Ltd.(2)	61,000	45,508
SunMax Biotechnology Co. Ltd.	1,000	12,477
Sunonwealth Electric Machine Industry Co. Ltd.	2,000	10,669
Sunplus Innovation Technology, Inc.	2,053	8,060
Sunplus Technology Co. Ltd.(2)	1,000	649
Sunrex Technology Corp.	8,000	10,260
Sunspring Metal Corp.	9,000	6,033
Sunty Development Co. Ltd.	3,000	1,315
Superalloy Industrial Co. Ltd.	14,000	18,462
Supreme Electronics Co. Ltd.	47,000	104,253
Swancor Holding Co. Ltd.	6,000	20,714
Symtek Automation Asia Co. Ltd.	1,000	4,268
Syncmold Enterprise Corp.	4,000	8,619
Synnex Technology International Corp.	54,000	108,315
Syscom Computer Engineering Co.	1,000	1,676
TA Chen Stainless Pipe	74,281	87,882
Ta Ya Electric Wire & Cable	1,065	1,316
TA-I Technology Co. Ltd.	11,000	21,643
Taichung Commercial Bank Co. Ltd.	169,190	112,455
TaiDoc Technology Corp.	1,000	3,985
Taiflex Scientific Co. Ltd.	7,045	17,698
Tainan Spinning Co. Ltd.	9,000	3,979
TaiSol Electronics Co. Ltd.	1,000	1,574
Taisun Enterprise Co. Ltd.	1,000	580
TAI-TECH Advanced Electronics Co. Ltd.	1,000	5,147

Taiwan Business Bank	449,065	226,946
Taiwan Cogeneration Corp.	1,000	1,323
Taiwan Cooperative Financial Holding Co. Ltd.	323,874	246,273
Taiwan Fertilizer Co. Ltd.	7,000	10,551
Taiwan Fire & Marine Insurance Co. Ltd.	7,700	13,084
Taiwan FU Hsing Industrial Co. Ltd.	1,600	2,743
Taiwan Glass Industry Corp.(2)	3,000	3,431
Taiwan High Speed Rail Corp.	133,000	118,504
Taiwan Hon Chuan Enterprise Co. Ltd.	5,111	20,865
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	9,000	9,989
Taiwan Mobile Co. Ltd.	18,000	61,982
Taiwan Navigation Co. Ltd.	2,000	1,981
Taiwan Paiho Ltd.	13,000	23,121
Taiwan Sakura Corp.	5,000	13,490
Taiwan Secom Co. Ltd.	8,000	27,681
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	66,023	19,246,365
Taiwan Surface Mounting Technology Corp.	11,000	35,997
Taiwan Takisawa Technology Co. Ltd.	1,000	1,124
Taiwan Union Technology Corp.	6,000	84,618
Tatung Co. Ltd.	19,950	21,303
Tatung System Technologies, Inc.	1,130	2,696
TBI Motion Technology Co. Ltd.(2)	8,000	9,089
TCC Group Holdings Co. Ltd.	94,000	68,518
TCI Co. Ltd.(2)	5,000	18,583
Team Group, Inc.(2)	12,000	50,768
Teco Electric & Machinery Co. Ltd.	34,000	95,262
Test Research, Inc.	5,000	24,677
Thinking Electronic Industrial Co. Ltd.	7,000	42,249
Thye Ming Industrial Co. Ltd.(2)	5,020	10,803
Tigerair Taiwan Co. Ltd.(2)	9,000	19,801
Ton Yi Industrial Corp.	57,000	34,082
Tong Yang Industry Co. Ltd.	20,000	61,784
Tong-Tai Machine & Tool Co. Ltd.(2)	12,000	12,061
Top Bright Holding Co. Ltd.	3,000	26,891
Topco Scientific Co. Ltd.	8,000	77,211
Topkey Corp.	5,000	26,640
Topoint Technology Co. Ltd.	9,000	39,046
TPK Holding Co. Ltd.	7,000	9,326
Tripod Technology Corp.	34,000	332,501
Trusval Technology Co. Ltd.	1,074	8,444
TS Financial Holding Co. Ltd.	1,269,310	730,526
TS Financial Holding Co. Ltd., Preference Shares(2)	137,841	40,845
TSEC Corp.(2)	19,000	8,136
TSRC Corp.	17,000	8,402
Ttet Union Corp.	2,000	9,275
TTY Biopharm Co. Ltd.	1,000	2,605
Tung Ho Steel Enterprise Corp.	39,000	84,785
Tung Thih Electronic Co. Ltd.	5,200	10,761
TXC Corp.	10,000	26,730
TYC Brother Industrial Co. Ltd.	8,000	12,461
Tyntek Corp.	13,000	6,727
UDE Corp.	5,000	16,722
U-Ming Marine Transport Corp.	24,000	47,028
Unic Technology Corp.	1,000	697
Unimicron Technology Corp.	11,000	65,617

Union Bank of Taiwan	50,814	31,997
Union Insurance Co. Ltd.	1,000	958
Uni-President Enterprises Corp.	143,000	348,933
Unitech Printed Circuit Board Corp.	59,000	45,996
United Integrated Services Co. Ltd.	2,000	51,126
United Microelectronics Corp.(1)	379,000	556,468
United Orthopedic Corp.	6,000	23,259
Univacco Technology, Inc.	1,000	1,470
Universal Cement Corp.	4,080	4,092
Universal Vision Biotechnology Co. Ltd.	3,000	14,596
Utechzone Co. Ltd.	3,000	8,724
Vanguard International Semiconductor Corp.	70,921	205,226
Viking Tech Corp.	12,000	19,672
Visco Vision, Inc.	2,000	11,071
Vizionfocus, Inc.	2,000	11,510
Voltronic Power Technology Corp.	1,000	37,100
Wafer Works Corp.(2)	37,000	33,908
Wah Lee Industrial Corp.	10,000	33,850
Walsin Lihwa Corp.	24,825	23,402
Walsin Technology Corp.	30,000	114,663
Walton Advanced Engineering, Inc.	32,000	37,811
Wan Hai Lines Ltd.	46,000	118,321
We & Win Development Co. Ltd.(2)	1,000	343
We&Win Diversification Co. Ltd.	9,000	6,088
Weikeng Industrial Co. Ltd.	1,000	975
Well Shin Technology Co. Ltd.	1,000	1,519
Wholetech System Hitech Ltd.	9,000	34,220
Win Semiconductors Corp.	14,000	64,032
Winbond Electronics Corp.(2)	140,000	259,916
Winstek Semiconductor Co. Ltd.	1,000	3,174
Wisdom Marine Lines Co. Ltd.	23,000	48,143
Wistron Corp.	114,000	526,982
Wiwynn Corp.	1,000	146,110
WNC Corp.	18,000	58,631
Wonderful Hi-Tech Co. Ltd.	2,000	2,575
Wowprime Corp.	6,000	41,118
WPG Holdings Ltd.	35,000	76,288
WT Microelectronics Co. Ltd.	50,000	228,178
WUS Printed Circuit Co. Ltd.	2,000	7,610
XinTec, Inc.	8,000	37,129
Xxentria Technology Materials Corp.	1,090	1,307
Yageo Corp.	8,776	65,931
Yang Ming Marine Transport Corp.(1)	114,000	189,230
Yankey Engineering Co. Ltd.	1,150	18,470
Yem Chio Co. Ltd.	3,060	1,327
Yen Sun Technology Corp.	1,000	1,410
YFY, Inc.	44,000	38,780
Yieh Phui Enterprise Co. Ltd.(2)	38,040	18,065
Young Fast Optoelectronics Co. Ltd.	1,000	2,113
Youngtek Electronics Corp.	1,000	1,938
Yuanta Financial Holding Co. Ltd.	393,184	452,813
Yuanta Futures Co. Ltd.	1,000	3,038
Yulon Finance Corp.	21,000	64,484
Yulon Motor Co. Ltd.	1,000	1,141
Yungshin Construction & Development Co. Ltd.	1,000	2,408

YungShin Global Holding Corp.	6,000	10,880
Zenitron Corp.	19,000	21,797
Zhen Ding Technology Holding Ltd.	70,000	325,385
Zig Sheng Industrial Co. Ltd.(2)	1,000	245
Zippy Technology Corp.	1,000	1,594
		53,609,302
Thailand — 2.2%
Advanced Info Service PCL, NVDR	31,200	298,215
AEON Thana Sinsap Thailand PCL, NVDR	4,400	13,128
Airports of Thailand PCL, NVDR	38,900	52,707
Amata Corp. PCL, NVDR	73,700	38,296
AP Thailand PCL, NVDR	141,700	37,904
Asia Aviation PCL, NVDR(2)	168,900	5,629
Asian Sea Corp. PCL, NVDR	35,900	8,086
Asset World Corp. PCL, NVDR	137,100	8,203
B Grimm Power PCL, NVDR	7,200	3,211
Bangchak Corp. PCL, NVDR	98,500	76,573
Bangchak Sriracha PCL, NVDR(2)	53,500	4,722
Bangkok Airways PCL, NVDR	44,000	19,745
Bangkok Chain Hospital PCL, NVDR	50,800	15,725
Bangkok Dusit Medical Services PCL, NVDR	232,900	137,697
Bangkok Expressway & Metro PCL, NVDR	445,900	76,988
Bangkok Life Assurance PCL, NVDR	26,100	15,328
Banpu PCL, NVDR	713,500	99,872
BCPG PCL, NVDR	112,200	24,999
BTS Group Holdings PCL, NVDR(2)	162,300	13,045
Bumrungrad Hospital PCL, NVDR	9,800	51,703
Cal-Comp Electronics Thailand PCL, NVDR	114,000	16,449
Carabao Group PCL, NVDR	20,100	28,325
Central Pattana PCL, NVDR	66,200	110,399
Central Plaza Hotel PCL, NVDR	15,300	14,545
Central Retail Corp. PCL, NVDR	63,200	39,210
CH Karnchang PCL, NVDR	104,400	39,973
Charoen Pokphand Foods PCL, NVDR	266,400	168,264
Chularat Hospital PCL, NVDR	273,800	13,115
CK Power PCL, NVDR	63,000	4,229
Com7 PCL, NVDR	97,400	66,453
CP ALL PCL, NVDR	63,000	84,861
CP Axtra PCL, NVDR	7,139	3,605
Delta Electronics Thailand PCL, NVDR	50,600	318,607
Dohome PCL, NVDR	11,695	1,383
Electricity Generating PCL, NVDR	10,900	38,324
Erawan Group PCL, NVDR	128,100	8,940
GFPT PCL, NVDR	30,700	9,351
Global Power Synergy PCL, NVDR	42,100	45,996
Gulf Development PCL, NVDR(2)	50,549	64,144
Gunkul Engineering PCL, NVDR	332,500	18,527
Hana Microelectronics PCL, NVDR	86,400	44,275
Home Product Center PCL, NVDR	405,000	80,764
Ichitan Group PCL, NVDR	43,800	16,614
Indorama Ventures PCL, NVDR	60,500	29,035
IRPC PCL, NVDR	564,500	17,401
Jasmine International PCL, NVDR(2)	11,200	477
Jaymart Group Holdings PCL, NVDR	45,000	10,030
Karmarts PCL, NVDR	11,800	3,177

Kasikornbank PCL, NVDR	17,000	98,581
KCE Electronics PCL, NVDR	50,900	33,049
Kiatnakin Phatra Bank PCL, NVDR	4,600	9,189
Krung Thai Bank PCL, NVDR	129,700	110,949
Krungthai Card PCL, NVDR	27,000	22,919
Land & Houses PCL, NVDR	63,100	6,868
Major Cineplex Group PCL, NVDR	40,000	8,519
Malee Group PCL, NVDR	7,200	878
MBK PCL, NVDR	39,800	21,286
MC Group PCL, NVDR	19,500	6,548
Mega Lifesciences PCL, NVDR	26,100	25,534
Minor International PCL, NVDR	244,900	167,801
MK Restaurants Group PCL, NVDR	4,100	2,740
Muangthai Capital PCL, NVDR	45,400	47,080
Nex Point Parts PCL, NVDR(2)	641,500	22,162
Osotspa PCL, NVDR	43,700	21,518
Plan B Media PCL, NVDR	47,800	5,855
Praram 9 Hospital PCL, NVDR	19,600	11,400
Precious Shipping PCL, NVDR	79,000	15,703
PRG Corp. PCL, NVDR	2,000	541
Prima Marine PCL, NVDR	128,000	24,679
PTG Energy PCL, NVDR	171,200	38,119
PTT Exploration & Production PCL, NVDR	46,200	152,971
PTT Global Chemical PCL, NVDR	137,100	84,996
PTT Oil & Retail Business PCL, NVDR	79,100	33,295
PTT PCL, NVDR	278,600	266,337
Quality Houses PCL, NVDR	358,500	14,264
R&B Food Supply PCL, NVDR	7,300	794
Ratch Group PCL, NVDR	35,000	32,103
Regional Container Lines PCL, NVDR	52,900	42,331
Rojana Industrial Park PCL, NVDR	83,200	11,381
Sabina PCL, NVDR	1,900	898
Samart Corp. PCL, NVDR	88,700	15,042
Sansiri PCL, NVDR	592,800	25,983
Sappe PCL, NVDR	4,600	4,688
SCB X PCL, NVDR	11,100	44,871
Siam Cement PCL, NVDR	18,300	106,278
Siam Global House PCL, NVDR	23,658	4,829
SiS Distribution Thailand PCL, NVDR	11,800	7,233
SISB PCL, NVDR	11,800	4,591
Somboon Advance Technology PCL, NVDR	11,800	5,099
Sri Trang Agro-Industry PCL, NVDR	46,500	16,626
Srisawad Corp. PCL, NVDR	38,960	30,675
Star Petroleum Refining PCL, NVDR	164,900	30,233
Stecon Group PCL, NVDR(2)	87,300	15,507
Supalai PCL, NVDR	85,000	44,657
Susco PCL, NVDR	23,400	1,556
SVI PCL, NVDR	111,600	25,131
Taokaenoi Food & Marketing PCL, Class R, NVDR	15,000	1,893
Thai Oil PCL, NVDR	58,200	63,405
Thai Union Group PCL, NVDR	160,700	65,025
Thaicom PCL, NVDR(2)	40,000	10,830
Thaifoods Group PCL, NVDR	111,800	15,725
Thanachart Capital PCL, NVDR	4,400	7,452
Thoresen Thai Agencies PCL, NVDR	177,000	23,660

TIDLOR Holdings PCL, NVDR	119,478	71,110
Tipco Asphalt PCL, NVDR	40,000	17,284
Tisco Financial Group PCL, NVDR	4,400	14,497
TMBThanachart Bank PCL, NVDR	682,200	40,959
TOA Paint Thailand PCL, NVDR	30,700	12,395
True Corp. PCL, NVDR	321,550	108,088
TTW PCL, NVDR	7,200	2,013
VGI PCL, NVDR	255,400	8,595
WHA Corp. PCL, NVDR	97,300	9,821
Xspring Capital PCL, NVDR(2)	139,000	1,903
		4,497,191
Turkey — 1.2%
Afyon Cimento Sanayi TAS	5,028	1,541
AG Anadolu Grubu Holding AS	10,400	6,837
Agesa Hayat ve Emeklilik AS	682	3,478
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS(2)	42,322	25,561
Akbank TAS	108,120	164,953
Akcansa Cimento AS	358	1,080
Akenerji Elektrik Uretim AS(2)	10,986	2,940
Akfen Yenilenebilir Enerji AS(2)	36,401	14,450
Aksa Akrilik Kimya Sanayii AS	62,387	14,922
Aksa Enerji Uretim AS(2)	19,508	24,208
Aksigorta AS(2)	24,035	3,767
Alarko Holding AS	11,835	26,162
Albaraka Turk Katilim Bankasi AS	155,475	29,182
Alkim Alkali Kimya AS	876	328
Anadolu Anonim Turk Sigorta Sirketi	39,214	20,761
Anadolu Efes Biracilik Ve Malt Sanayii AS	57,329	21,317
Anadolu Hayat Emeklilik AS	7,324	16,369
Anel Elektrik Proje Taahhut ve Ticaret AS(2)	1,008	384
Aselsan Elektronik Sanayi Ve Ticaret AS	20,319	87,781
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	10,374	22,144
Aygaz AS	1,659	8,199
Baticim Bati Anadolu Cimento Sanayii AS(2)	7,628	610
BatiSoke Soke Cimento Sanayii TAS(2)	15,813	5,382
Bera Holding AS(2)	75,262	29,134
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS(2)	952	39
Besler Gida Ve Kimya Sanayi Ve Ticaret AS(2)	11,109	3,165
BIM Birlesik Magazalar AS	6,216	78,603
Biotrend Cevre VE Enerji Yatirimlari AS(2)	2,496	1,173
Bizim Toptan Satis Magazalari AS(2)	378	226
Bogazici Beton Sanayi Ve Ticaret AS	1,769	783
Bursa Cimento Fabrikasi AS	96,561	13,982
Cemas Dokum Sanayi AS(2)	3,242	369
Cemtas Celik Makina Sanayi Ve Ticaret AS	26,821	6,802
Cimbeton Hazirbeton ve Prefabrik Yapi Elemanlari Sanayi ve Ticaret AS(2)	7	349
Cimsa Cimento Sanayi VE Ticaret AS	2,548	2,747
Coca-Cola Icecek AS	24,338	29,448
CW Enerji Muhendislik Ticaret VE Sanayi AS(2)	1,155	680
Dogan Sirketler Grubu Holding AS	82,945	33,382
Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS(2)	3,787	492
Dogus Otomotiv Servis ve Ticaret AS	6,021	25,573
EGE Endustri VE Ticaret AS	1	166
EGE Gubre Sanayii AS	10,767	24,125
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,044	10,986

Enerjisa Enerji AS	3,298	6,223
Enerya Enerji AS	211,441	49,923
Eregli Demir ve Celik Fabrikalari TAS	74,475	41,858
Escar Turizm Tasimacilik Ticaret AS	4,134	1,945
Esenboga Elektrik Uretim AS(2)	97,678	15,164
Europap Tezol Kagit Sanayi VE Ticaret AS	3,943	1,125
Europen Endustri Insaat Sanayi VE Ticaret AS(2)	162,339	23,479
Fenerbahce Futbol AS(2)	4,545	1,147
Ford Otomotiv Sanayi AS	7,377	16,433
Gelecek Varlik Yonetimi AS	758	1,347
GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	1,198	5,266
Gezinomi Seyahat Turizm Ticaret AS(2)	2,125	3,414
Gipta Ofis Kirtasiye VE Promosyon Urunleri Imalat Sanayi AS	6,804	10,059
Girsim Elektrik Sanayi Taahut Ve Ticaret AS(2)	554	562
Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	5,203	2,516
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS(2)	767	5,720
Gozde Girisim Sermayesi Yatirim Ortakligi AS(2)	2,984	1,477
GSD Holding AS(2)	4,957	501
Gubre Fabrikalari TAS(2)	3,277	24,131
GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	509	3,715
Haci Omer Sabanci Holding AS	37,964	73,240
Hareket Proje Tasimaciligi Ve Yuk Muhendisligi AS(2)	6,729	10,946
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS(2)	7,495	1,275
Is Finansal Kiralama AS(2)	35,545	15,896
Is Yatirim Menkul Degerler AS	20,070	18,875
Isiklar Enerji ve Yapi Holding AS(2)	16,264	22,222
Jantsa Jant Sanayi Ve Ticaret AS	8,484	3,895
Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	1,281	919
Katilimevim Tasarruf Finansman AS	23,142	8,808
Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS(2)	49,826	3,651
Kervan Gida Sanayi Ve Ticaret AS(2)	16,850	968
KOC Holding AS	17,353	68,867
Kocaer Celik Sanayi Ve Ticaret AS	45,581	11,254
Konya Cimento Sanayii AS(2)	4	447
Kordsa Teknik Tekstil AS(2)	440	510
LDR Turizm AS	5,400	5,338
Logo Yazilim Sanayi Ve Ticaret AS	8,487	30,479
Lokman Hekim Engurusag Saglik Turizm Egitim Hizmetleri ve Insaat Taahhut AS	4,034	1,403
Marmara Holding AS(2)	136,028	6,273
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	23,627	20,985
Menderes Tekstil Sanayi ve Ticaret AS(2)	2,470	780
MIA Teknoloji AS(2)	2,782	2,282
MLP Saglik Hizmetleri AS(2)	1,851	14,381
Naturel Yenilenebilir Enerji Ticaret AS	2,465	500
Naturelgaz Sanayi ve Ticaret AS	2,887	673
NET Holding AS(2)	20,962	23,692
Nuh Cimento Sanayi AS	280	1,497
ODAS Elektrik Uretim ve Sanayi Ticaret AS(2)	131,581	16,268
Orge Enerji Elektrik Taahhut AS(2)	1,059	1,671
Osmanli Yatirim Menkul Degerler AS	1,841	369
Oyak Cimento Fabrikalari AS	23,943	13,025
Ozata Denizcilik Sanayi VE Ticaret AS(2)	3,339	13,586
Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	396	356
Papilon Savunma-Guvenlik Sistemleri Bilisim Muhendislik Hizmetleri Ithalat(2)	1,965	721
Pegasus Hava Tasimaciligi AS(2)	11,556	54,722

Petkim Petrokimya Holding AS(2)	21,840	8,745
Pinar Entegre Et ve Un Sanayi AS(2)	6,123	1,554
Pinar SUT Mamulleri Sanayii AS(2)	1,335	339
Platform Turizm Tasimacilik Gida Insaat Temizlik Hizmetleri Sanayi VE Ticaret AS	450	212
Polisan Holding AS	39,296	14,933
Ral Yatirim Holding AS(2)	12,063	60,133
Reysas Tasimacilik ve Lojistik Ticaret AS(2)	51,907	16,498
Sasa Polyester Sanayi AS(2)	123,831	8,515
Segmen Kardesler Gida Uretim Ve Ambalaj Sanayi AS/Turkey	16,135	6,862
Sekerbank Turk AS	109,677	20,898
Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,064	9,783
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(2)	1,718	1,011
Sok Marketler Ticaret AS(2)	7,191	7,791
TAB Gida Sanayi Ve Ticaret AS, Class A	1,417	7,203
Tatlipinar Enerji Uretim AS(2)	73,723	27,273
TAV Havalimanlari Holding AS(2)	5,295	34,665
Tekfen Holding AS	17,280	27,651
Teknosa Ic Ve Dis Ticaret AS(2)	1,454	801
Tofas Turk Otomobil Fabrikasi AS	1,970	10,668
Trust Anadolu Metal Madencilik Isletmeleri AS(2)	6,510	14,500
Tukas Gida Sanayi ve Ticaret AS(2)	40,742	2,437
Turcas Holding AS	17,104	16,277
Turk Hava Yollari AO	16,616	106,715
Turkcell Iletisim Hizmetleri AS, ADR	16,880	94,359
Turkiye Is Bankasi AS, C Shares	257,344	82,301
Turkiye Petrol Rafinerileri AS	21,308	97,749
Turkiye Sigorta AS	79,822	22,766
Turkiye Sinai Kalkinma Bankasi AS(2)	95,598	28,960
Turkiye Sise ve Cam Fabrikalari AS	54,514	47,939
Turkiye Vakiflar Bankasi TAO, D Shares(2)	74,322	50,410
Ulker Biskuvi Sanayi AS	10,339	26,985
Usak Seramik Sanayii AS(2)	22,175	1,524
Vakif Finansal Kiralama AS(2)	37,432	1,763
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	3,352	4,463
Vestel Beyaz Esya Sanayi ve Ticaret AS	10,561	2,088
Vestel Elektronik Sanayi ve Ticaret AS(2)	7,107	5,374
Yapi ve Kredi Bankasi AS(2)	130,346	108,408
YEO Teknoloji Enerji VE Endustri AS(2)	2,983	2,540
Yigit Aku Malzemeleri Nakliyat Turizm Ins San Ve Tic AS(2)	10,555	5,852
Zorlu Enerji Elektrik Uretim AS(2)	104,449	7,967
		2,428,271
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	40,378	155,063
Abu Dhabi Islamic Bank PJSC	28,947	156,897
Aldar Properties PJSC	67,302	149,418
Deyaar Development PJSC	87,708	24,121
Dubai Investments PJSC	109,039	101,940
Dubai Islamic Bank PJSC	68,940	172,188
Emaar Development PJSC	54,358	217,633
Emaar Properties PJSC	86,732	314,242
Emirates NBD Bank PJSC	24,396	162,117
Emirates Telecommunications Group Co. PJSC	26,979	132,238
Eshraq Investments PJSC(2)	144,890	20,201
First Abu Dhabi Bank PJSC	40,117	173,030
GFH Financial Group BSC	377,312	220,970

RAK Properties PJSC(2)	125,235	44,700
Salik Co. PJSC	61,404	95,989
		2,140,747
United Kingdom — 0.1%
Metlen Energy & Metals PLC(2)	1,040	53,390
Metlen Energy & Metals PLC(2)	2,575	132,032
		185,422
TOTAL COMMON STOCKS (Cost $176,310,106)		201,663,653
WARRANTS — 0.0%
Malaysia — 0.0%
Dagang NeXchange Bhd.(2)	11,266	327
NEXG Bhd.(2)	7,850	323
Supermax Corp. Bhd.(2)	3,204	97
Top Glove Corp. Bhd.(2)	2,755	103
VS Industry Bhd.(2)	3,600	9
YTL Corp. Bhd.(2)	5,220	1,138
YTL Power International Bhd.(2)	8,900	2,628
		4,625
Thailand — 0.0%
Jasmine International PCL, NVDR(2)	27,350	281
Northeast Rubber PCL, NVDR(2)	317	1
		282
TOTAL WARRANTS (Cost $—)		4,907
RIGHTS — 0.0%
Brazil — 0.0%
Grupo Mateus SA(2)	329	2
Vulcabras SA(2)	112	143
		145
India — 0.0%
Adani Enterprises Ltd.(2)	324	1,603
Philippines — 0.0%
Alliance Global Group, Inc.(2)	23,100	347
South Korea — 0.0%
Hanon Systems(2)	1,717	220
TOTAL RIGHTS (Cost $—)		2,315
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	201,398	201,398
State Street Navigator Securities Lending Government Money Market Portfolio(3)	3,125,908	3,125,908
TOTAL SHORT-TERM INVESTMENTS (Cost $3,327,306)		3,327,306
TOTAL INVESTMENT SECURITIES — 101.6% (Cost $179,637,412)		204,998,181
OTHER ASSETS AND LIABILITIES — (1.6)%		(3,273,461)
TOTAL NET ASSETS — 100.0%		$201,724,720

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	28.1%
Financials	24.3%
Materials	10.1%
Industrials	10.0%
Consumer Discretionary	7.0%
Energy	4.9%
Consumer Staples	4.3%
Communication Services	3.8%
Utilities	3.2%
Health Care	2.5%
Real Estate	1.8%
Short-Term Investments	1.6%
Other Assets and Liabilities	(1.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
BDR	–	Brazilian Depository Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,895,621. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $4,059,147, which includes securities collateral of $933,239.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$8,956,879	$6,540,251	—
Chile	562,324	1,295,020	—
Colombia	230,551	370,649	—
India	3,040,039	41,809,163	—
Indonesia	439,361	4,333,877	—
Mexico	1,732,227	4,798,554	—
Peru	1,111,402	—	—
Philippines	84,646	1,390,367	—
South Africa	2,423,135	10,030,744	—
South Korea	1,907,135	30,565,174	—
Taiwan	20,460,641	33,148,661	—
Turkey	94,359	2,333,912	—
Other Countries	—	24,004,582	—
Warrants	—	4,907	—
Rights	—	2,315	—
Short-Term Investments	3,327,306	—	—
	$44,370,005	$160,628,176	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.